UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2024

Date of reporting period: May 31, 2024

Item 1. Report to Stockholders.

 (a)

Community Capital Trust

CCM Community Impact Bond Fund

CRA Shares - CRAIX

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$88	0.87%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2024, the CRA Share Class of the Fund returned 1.15%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) returned 1.31%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 2.00%.

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2024, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were relatively unchanged. The increase in U.S. Treasury rates negatively impacted the return of the Fund’s benchmark but returns generated by coupon payments and paydowns on securitized bonds offset the negative price returns.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2024, the Fund had an overall duration of 4.64 years, which was shorter than that of its primary benchmark and longer than that of its secondary benchmark. The Fund’s yield-to-worst was 5.48 percent, which was higher than both its primary and secondary benchmarks.

Given the Fund’s shorter duration and the increase in interest rates, the Fund outperformed its primary benchmark during the fiscal year. The Fund’s underweight allocation to BBB-rated securities, corporate bonds, and 15-year mortgage-backed securities negatively impacted its relative performance versus its primary and secondary benchmarks.

Total Return Based on $500,000 Investment

	CCM Community Impact Bond Fund, CRA Shares - $531193	Bloomberg U.S. Aggregate Bond Index (USD)* - $566453	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $565972
May/14	$500000	$500000	$500000
May/15	$516677	$515171	$513047
May/16	$528161	$530599	$525453
May/17	$530502	$538976	$532427
May/18	$526509	$536956	$529494
May/19	$550105	$571324	$559643
May/20	$579319	$625117	$599823
May/21	$579271	$622586	$602320
May/22	$538121	$571397	$562050
May/23	$525171	$559153	$554899
May/24	$531193	$566453	$565972

The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-272-1977 or visit  https://www.ccminvests.com/ccm-community-impact-bond-fund/ for current month-end performance.

Footnote Reference(*)As of May 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, CRA Shares	1.15%	- 0.70%	0.61%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.31%	- 0.17%	1.26%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	2.00%	0.23%	1.25%

Key Fund Statistics as of May 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,418,961,816	2,255	$9,859,549	32%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	0.7%
Bank Deposit Programs	1.3%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	7.8%
Municipal Bonds	12.3%
Corporate Bonds	12.5%
U.S. Government & Agency Obligations	60.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.5%
Comcast Corp.	4.650%	02/15/33	1.5%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
TriState Capital	5.530%	11/01/24	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.0%
Prologis	4.625%	01/15/33	1.0%
U.S. Treasury Notes	3.500%	01/31/30	0.8%
U.S. Treasury Notes	4.875%	10/31/30	0.7%
FNMA	5.000%	11/01/52	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Community Capital Trust

CCM Community Impact Bond Fund / CRA Shares - CRAIX

Annual Shareholder Report - May 31, 2024

CCM-AR-TSR-2024-2

Community Capital Trust

CCM Community Impact Bond Fund

Institutional Shares - CRANX

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$42	0.42%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2024, the Institutional Share Class of the Fund returned 1.61%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) returned 1.31%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 2.00%.

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2024, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were relatively unchanged. The increase in U.S. Treasury rates negatively impacted the return of the Fund’s benchmark but returns generated by coupon payments and paydowns on securitized bonds offset the negative price returns.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2024, the Fund had an overall duration of 4.64 years, which was shorter than that of its primary benchmark and longer than that of its secondary benchmark. The Fund’s yield-to-worst was 5.48 percent, which was higher than both its primary and secondary benchmarks.

Given the Fund’s shorter duration and the increase in interest rates, the Fund outperformed its primary benchmark during the fiscal year. The Fund’s underweight allocation to BBB-rated securities, corporate bonds, and 15-year mortgage-backed securities negatively impacted its relative performance versus its primary and secondary benchmarks.

Total Return Based on $100,000 Investment

	CCM Community Impact Bond Fund, Institutional Shares - $111042	Bloomberg U.S. Aggregate Bond Index (USD)* - $113291	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $113194
May/14	$100000	$100000	$100000
May/15	$103706	$103034	$102609
May/16	$106491	$106120	$105091
May/17	$107445	$107795	$106485
May/18	$107016	$107391	$105899
May/19	$112431	$114265	$111929
May/20	$118942	$125023	$119965
May/21	$119472	$124517	$120464
May/22	$111481	$114279	$112410
May/23	$109286	$111831	$110980
May/24	$111042	$113291	$113194

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-272-1977 or visit  https://www.ccminvests.com/ccm-community-impact-bond-fund/ for current month-end performance.

Footnote Reference(*)As of May 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Institutional Shares	1.61%	- 0.25%	1.05%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.31%	- 0.17%	1.26%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	2.00%	0.23%	1.25%

Key Fund Statistics as of May 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,418,961,816	2,255	$9,859,549	32%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	0.7%
Bank Deposit Programs	1.3%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	7.8%
Municipal Bonds	12.3%
Corporate Bonds	12.5%
U.S. Government & Agency Obligations	60.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.5%
Comcast Corp.	4.650%	02/15/33	1.5%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
TriState Capital	5.530%	11/01/24	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.0%
Prologis	4.625%	01/15/33	1.0%
U.S. Treasury Notes	3.500%	01/31/30	0.8%
U.S. Treasury Notes	4.875%	10/31/30	0.7%
FNMA	5.000%	11/01/52	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Community Capital Trust

CCM Community Impact Bond Fund / Institutional Shares - CRANX

Annual Shareholder Report - May 31, 2024

CCM-AR-TSR-2024-3

Community Capital Trust

CCM Community Impact Bond Fund

Retail Shares - CRATX

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$78	0.77%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2024, the Retail Share Class of the Fund returned 1.36%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) returned 1.31%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 2.00%.

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2024, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were relatively unchanged. The increase in U.S. Treasury rates negatively impacted the return of the Fund’s benchmark but returns generated by coupon payments and paydowns on securitized bonds offset the negative price returns.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2024, the Fund had an overall duration of 4.64 years, which was shorter than that of its primary benchmark and longer than that of its secondary benchmark. The Fund’s yield-to-worst was 5.48 percent, which was higher than both its primary and secondary benchmarks.

Given the Fund’s shorter duration and the increase in interest rates, the Fund outperformed its primary benchmark during the fiscal year. The Fund’s underweight allocation to BBB-rated securities, corporate bonds, and 15-year mortgage-backed securities negatively impacted its relative performance versus its primary and secondary benchmarks.

Total Return Based on $10,000 Investment

	CCM Community Impact Bond Fund, Retail Shares - $10733	Bloomberg U.S. Aggregate Bond Index (USD)* - $11329	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11319
May/14	$10000	$10000	$10000
May/15	$10335	$10303	$10261
May/16	$10577	$10612	$10509
May/17	$10644	$10780	$10649
May/18	$10564	$10739	$10590
May/19	$11049	$11426	$11193
May/20	$11660	$12502	$11996
May/21	$11659	$12452	$12046
May/22	$10851	$11428	$11241
May/23	$10589	$11183	$11098
May/24	$10733	$11329	$11319

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-272-1977 or visit  https://www.ccminvests.com/ccm-community-impact-bond-fund/ for current month-end performance.

Footnote Reference(*)As of May 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Retail Shares	1.36%	- 0.58%	0.71%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.31%	- 0.17%	1.26%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	2.00%	0.23%	1.25%

Key Fund Statistics as of May 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,418,961,816	2,255	$9,859,549	32%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	0.7%
Bank Deposit Programs	1.3%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	7.8%
Municipal Bonds	12.3%
Corporate Bonds	12.5%
U.S. Government & Agency Obligations	60.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.5%
Comcast Corp.	4.650%	02/15/33	1.5%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
TriState Capital	5.530%	11/01/24	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.0%
Prologis	4.625%	01/15/33	1.0%
U.S. Treasury Notes	3.500%	01/31/30	0.8%
U.S. Treasury Notes	4.875%	10/31/30	0.7%
FNMA	5.000%	11/01/52	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Community Capital Trust

CCM Community Impact Bond Fund / Retail Shares - CRATX

Annual Shareholder Report - May 31, 2024

CCM-AR-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Irvin Henderson, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Henderson is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $87,703 and $103,100 for fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and planning were $7,560 and $13,250 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended May 31, 2024 and May 31, 2023 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financials and Other Information

COMMUNITY CAPITAL TRUST

May 31, 2024

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

1

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	55
Statement of Operations	56
Statements of Changes in Net Assets	57
Financial Highlights	59
Notes to Financial Statements	62
Report of Independent Registered Public Accounting Firm	76
Notice to Shareholders	77
Approval of Advisory Agreement (Form N-CSR Item 11)	78

2	The CCM Community Impact Bond Fund

Schedule of Investments May 31, 2024

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.47%
FGLMC Single Family - 1.34%
Pool Q16506, 3.00%, 02/01/2043	$13,014	$11,516
Pool Q40627, 3.00%, 05/01/2046	1,765,561	1,530,931
Pool Q41877, 3.00%, 07/01/2046	930,489	805,520
Pool Q43158, 3.00%, 09/01/2046	582,644	504,487
Pool Q44344, 3.00%, 11/01/2046	185,718	160,893
Pool Q44395, 3.00%, 11/01/2046	1,288,092	1,110,620
Pool Q45623, 3.00%, 01/01/2047	2,475,576	2,139,670
Pool Q07121, 3.50%, 04/01/2042	21,148	19,611
Pool Q07398, 3.50%, 04/01/2042	38,750	35,358
Pool Q37430, 3.50%, 11/01/2045	70,821	63,636
Pool Q38376, 3.50%, 01/01/2046	564,499	507,476
Pool Q39359, 3.50%, 03/01/2046	941,597	846,181
Pool Q40641, 3.50%, 05/01/2046	334,764	300,947
Pool Q45628, 3.50%, 01/01/2047	2,069,189	1,859,674
Pool Q47221, 3.50%, 03/01/2047	420,030	377,717
Pool Q48279, 3.50%, 05/01/2047	595,210	533,124
Pool Q49035, 3.50%, 06/01/2047	395,748	354,384
Pool Q49605, 3.50%, 07/01/2047	216,301	194,284
Pool Q50514, 3.50%, 08/01/2047	29,313	26,579
Pool Q50393, 3.50%, 09/01/2047	1,265,907	1,135,464
Pool Q50943, 3.50%, 09/01/2047	235,273	212,136
Pool Q51685, 3.50%, 10/01/2047	840,881	754,581
Pool V83539, 3.50%, 10/01/2047	801,603	720,520
Pool Q52610, 3.50%, 11/01/2047	1,067,054	960,718
Pool V83815, 3.50%, 12/01/2047	646,694	579,791
Pool Q53325, 3.50%, 01/01/2048	630,288	564,689
Pool Q54012, 3.50%, 01/01/2048	765,986	686,886
Pool Q54511, 3.50%, 02/01/2048	1,142,630	1,025,756
Pool Q54585, 3.50%, 02/01/2048	537,992	487,322
Pool Q54876, 3.50%, 03/01/2048	315,886	282,607
Pool Q55002, 3.50%, 03/01/2048	1,121,452	1,000,667
Pool Q62396, 3.50%, 04/01/2049	112,289	100,617
Pool Q39374, 4.00%, 03/01/2046	47,024	43,708
Pool Q47223, 4.00%, 03/01/2047	240,400	223,027
Pool Q47775, 4.00%, 04/01/2047	635,451	589,759
Pool Q48287, 4.00%, 05/01/2047	768,961	713,791
Pool Q48819, 4.00%, 06/01/2047	1,230,520	1,141,145
Pool Q49040, 4.00%, 06/01/2047	1,499,077	1,394,821
Pool Q49606, 4.00%, 07/01/2047	907,590	839,746
Pool Q49898, 4.00%, 08/01/2047	197,773	182,969
Pool Q50396, 4.00%, 08/01/2047	43,289	40,176
Pool Q50397, 4.00%, 08/01/2047	1,209,264	1,120,131
Pool Q50951, 4.00%, 09/01/2047	611,484	565,774
Pool Q51686, 4.00%, 10/01/2047	522,209	483,524
Pool V83540, 4.00%, 10/01/2047	232,253	216,100
Pool Q53883, 4.00%, 01/01/2048	437,036	404,041
Pool Q54464, 4.00%, 02/01/2048	279,208	262,153
Pool Q54586, 4.00%, 02/01/2048	1,455,372	1,346,625
Pool Q54877, 4.00%, 02/01/2048	327,476	303,801
Pool Q55004, 4.00%, 03/01/2048	414,888	383,049
Pool Q55631, 4.00%, 04/01/2048	1,017,037	942,462

The accompanying notes are an integral part of the financial statements.

3

	Principal Amount	Value
Pool Q56253, 4.00%, 05/01/2048	$737,465	$682,361
Pool Q56469, 4.00%, 06/01/2048	345,220	319,421
Pool Q56900, 4.00%, 06/01/2048	502,076	466,560
Pool Q57029, 4.00%, 07/01/2048	334,003	309,043
Pool Q57388, 4.00%, 07/01/2048	456,876	421,908
Pool Q57694, 4.00%, 08/01/2048	331,885	306,003
Pool Q58271, 4.00%, 09/01/2048	361,144	333,874
Pool Q58366, 4.00%, 09/01/2048	124,647	116,623
Pool Q58774, 4.00%, 10/01/2048	583,948	542,394
Pool Q59058, 4.00%, 10/01/2048	346,870	320,178
Pool Q59686, 4.00%, 11/01/2048	197,542	183,128
Pool Q60213, 4.00%, 12/01/2048	491,188	452,881
Pool Q60598, 4.00%, 01/01/2049	301,966	278,508
Pool Q61151, 4.00%, 01/01/2049	342,940	316,341
Pool Q61387, 4.00%, 02/01/2049	433,726	399,905
Pool Q61800, 4.00%, 03/01/2049	754,162	695,353
Pool Q61986, 4.00%, 03/01/2049	909,722	838,781
Pool Q62397, 4.00%, 04/01/2049	439,802	405,507
Pool A91363, 4.50%, 03/01/2040	71,907	68,987
Pool A91756, 4.50%, 03/01/2040	81,992	79,136
Pool A93467, 4.50%, 08/01/2040	69,161	66,170
Pool Q01597, 4.50%, 05/01/2041	119,601	114,713
Pool Q02377, 4.50%, 07/01/2041	123,994	119,823
Pool Q47624, 4.50%, 04/01/2047	243,175	235,212
Pool Q48294, 4.50%, 05/01/2047	168,809	162,271
Pool Q49044, 4.50%, 07/01/2047	604,866	584,347
Pool Q49608, 4.50%, 07/01/2047	199,090	190,581
Pool Q49902, 4.50%, 08/01/2047	84,372	80,608
Pool Q55774, 4.50%, 04/01/2048	333,050	318,195
Pool Q56476, 4.50%, 05/01/2048	309,857	297,221
Pool Q56906, 4.50%, 06/01/2048	835,189	797,421
Pool Q57389, 4.50%, 07/01/2048	524,622	501,223
Pool Q57906, 4.50%, 08/01/2048	1,015,033	969,319
Pool Q58775, 4.50%, 09/01/2048	718,828	685,995
Pool Q59454, 4.50%, 11/01/2048	102,259	97,444
Pool Q60215, 4.50%, 11/01/2048	462,832	441,404
Pool A92906, 5.00%, 07/01/2040	236,224	228,030
Pool A56707, 5.50%, 01/01/2037	53,890	53,532
Pool A58653, 5.50%, 03/01/2037	46,934	47,196
Pool A68746, 5.50%, 10/01/2037	116,272	116,844
Pool A76192, 5.50%, 04/01/2038	126,284	126,181
Pool A76444, 5.50%, 04/01/2038	92,359	92,268
Pool A78742, 5.50%, 06/01/2038	289,014	290,428
Pool G06072, 6.00%, 06/01/2038	131,473	134,154
Pool G06073, 6.50%, 10/01/2037	353,210	366,240
		45,744,876

FHA Project Loans - 0.15%
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,244,420	5,000,414
Pool 034-A35271, 6.95%, 06/01/2035 (a)	84,882	83,352
		5,083,766

FHLMC Single Family - 6.85%
Pool QN8332, 2.00%, 11/01/2036	269,862	237,755
Pool QB3154, 2.00%, 09/01/2050	2,525,562	1,970,924
Pool QB3835, 2.00%, 09/01/2050	2,806,667	2,190,880

The accompanying notes are an integral part of the financial statements.

4	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB3978, 2.00%, 09/01/2050	$3,102,555	$2,425,090
Pool RA3677, 2.00%, 09/01/2050	1,705,071	1,333,462
Pool QB4065, 2.00%, 10/01/2050	1,076,875	838,591
Pool QB4506, 2.00%, 10/01/2050	2,638,694	2,059,755
Pool QB5044, 2.00%, 11/01/2050	2,387,893	1,863,489
Pool QB5903, 2.00%, 11/01/2050	1,107,489	868,138
Pool QB6583, 2.00%, 12/01/2050	1,144,741	890,962
Pool QB7302, 2.00%, 01/01/2051	1,734,237	1,355,910
Pool QB8043, 2.00%, 01/01/2051	1,738,994	1,363,313
Pool QB8769, 2.00%, 02/01/2051	3,099,198	2,419,165
Pool QB9466, 2.00%, 03/01/2051	4,790,197	3,726,192
Pool RA4768, 2.00%, 03/01/2051	3,146,192	2,447,351
Pool RA4957, 2.00%, 03/01/2051	1,946,318	1,518,852
Pool QC0480, 2.00%, 04/01/2051	3,281,967	2,572,038
Pool QC1370, 2.00%, 04/01/2051	2,756,310	2,161,013
Pool RA5067, 2.00%, 04/01/2051	1,462,087	1,135,507
Pool QC3549, 2.00%, 06/01/2051	680,539	532,803
Pool RA5570, 2.00%, 07/01/2051	1,647,652	1,278,246
Pool RA5594, 2.00%, 07/01/2051	1,086,509	845,162
Pool QC5139, 2.00%, 08/01/2051	3,786,575	2,953,439
Pool QC6098, 2.00%, 08/01/2051	1,310,622	1,021,231
Pool RA5698, 2.00%, 08/01/2051	2,170,124	1,682,679
Pool QC6906, 2.00%, 09/01/2051	2,400,359	1,872,218
Pool QC8223, 2.00%, 10/01/2051	2,394,807	1,871,499
Pool QC9420, 2.00%, 10/01/2051	1,520,180	1,192,074
Pool RA6095, 2.00%, 10/01/2051	2,015,599	1,571,072
Pool SD8172, 2.00%, 10/01/2051	12,200,743	9,443,369
Pool QD1137, 2.00%, 11/01/2051	1,223,538	956,849
Pool QD2417, 2.00%, 12/01/2051	433,119	340,466
Pool QD5482, 2.00%, 01/01/2052	986,884	768,208
Pool QD6359, 2.00%, 02/01/2052	1,233,317	958,634
Pool QD7968, 2.00%, 02/01/2052	2,605,945	2,016,131
Pool SB8112, 2.50%, 07/01/2036	2,390,885	2,151,831
Pool RA2477, 2.50%, 04/01/2050	966,301	792,215
Pool RA2531, 2.50%, 05/01/2050	1,702,790	1,394,467
Pool RA2532, 2.50%, 05/01/2050	570,273	467,187
Pool RA2612, 2.50%, 05/01/2050	4,702,626	3,827,069
Pool QB0264, 2.50%, 06/01/2050	803,820	655,999
Pool QB0406, 2.50%, 06/01/2050	635,836	520,803
Pool QB0768, 2.50%, 07/01/2050	154,467	127,009
Pool QB0769, 2.50%, 07/01/2050	1,265,614	1,031,821
Pool QB0821, 2.50%, 07/01/2050	480,626	393,581
Pool QB1534, 2.50%, 07/01/2050	818,141	667,178
Pool QB1536, 2.50%, 07/01/2050	665,216	540,810
Pool QB1680, 2.50%, 07/01/2050	825,961	671,663
Pool RA3120, 2.50%, 07/01/2050	1,824,577	1,484,495
Pool QB2045, 2.50%, 08/01/2050	1,880,068	1,530,422
Pool QB2636, 2.50%, 08/01/2050	715,841	586,654
Pool QB2675, 2.50%, 08/01/2050	985,446	807,238
Pool QB2739, 2.50%, 08/01/2050	1,236,599	1,005,850
Pool RA3298, 2.50%, 08/01/2050	2,936,919	2,390,733
Pool RA3322, 2.50%, 08/01/2050	678,549	551,933
Pool RA3381, 2.50%, 08/01/2050	2,302,204	1,872,618
Pool QB3152, 2.50%, 09/01/2050	1,634,355	1,329,721
Pool QB3834, 2.50%, 09/01/2050	1,382,260	1,131,925

The accompanying notes are an integral part of the financial statements.

5

	Principal Amount	Value
Pool QB3976, 2.50%, 09/01/2050	$1,771,017	$1,450,622
Pool RA3545, 2.50%, 09/01/2050	707,162	574,761
Pool QB4066, 2.50%, 10/01/2050	741,369	610,319
Pool QB4507, 2.50%, 10/01/2050	2,121,224	1,727,559
Pool QB5042, 2.50%, 11/01/2050	3,940,725	3,202,115
Pool QB5904, 2.50%, 11/01/2050	1,468,506	1,195,877
Pool QC1163, 2.50%, 04/01/2051	1,258,075	1,023,554
Pool QC1953, 2.50%, 05/01/2051	1,591,573	1,306,717
Pool QC3550, 2.50%, 07/01/2051	2,282,072	1,865,730
Pool QC4341, 2.50%, 07/01/2051	1,256,392	1,022,037
Pool QC5136, 2.50%, 08/01/2051	2,478,194	2,015,945
Pool QC6096, 2.50%, 08/01/2051	1,990,458	1,617,885
Pool QC6907, 2.50%, 09/01/2051	901,008	732,287
Pool QC9422, 2.50%, 10/01/2051	1,802,298	1,476,376
Pool QD1136, 2.50%, 11/01/2051	1,421,136	1,158,028
Pool QD4139, 2.50%, 12/01/2051	741,041	611,618
Pool QD4141, 2.50%, 12/01/2051	1,030,958	845,156
Pool RA6478, 2.50%, 12/01/2051	8,654	7,008
Pool QD4132, 2.50%, 01/01/2052	1,674,688	1,361,469
Pool QD6358, 2.50%, 02/01/2052	732,511	596,142
Pool QD7966, 2.50%, 02/01/2052	1,101,224	891,233
Pool RA6794, 2.50%, 02/01/2052	1,133,606	918,474
Pool QD8214, 2.50%, 03/01/2052	704,556	577,081
Pool QA2069, 3.00%, 08/01/2049	477,378	410,049
Pool QA2173, 3.00%, 08/01/2049	237,436	203,553
Pool QA2405, 3.00%, 09/01/2049	326,398	279,074
Pool QA3109, 3.00%, 09/01/2049	671,179	575,673
Pool QA3562, 3.00%, 10/01/2049	539,551	461,367
Pool QA4231, 3.00%, 11/01/2049	1,501,670	1,284,080
Pool QA4780, 3.00%, 11/01/2049	508,929	434,236
Pool RA1773, 3.00%, 11/01/2049	897,983	767,963
Pool QA5579, 3.00%, 12/01/2049	1,065,424	910,937
Pool QA5721, 3.00%, 01/01/2050	960,735	821,732
Pool QA5900, 3.00%, 01/01/2050	294,274	251,967
Pool QA6535, 3.00%, 01/01/2050	961,075	822,808
Pool RA2089, 3.00%, 01/01/2050	490,593	417,927
Pool QA6834, 3.00%, 02/01/2050	460,160	395,177
Pool QA7417, 3.00%, 02/01/2050	860,153	733,192
Pool QA7634, 3.00%, 03/01/2050	1,237,453	1,058,772
Pool QA8482, 3.00%, 03/01/2050	1,265,022	1,080,914
Pool QB0265, 3.00%, 06/01/2050	242,650	206,833
Pool QB0757, 3.00%, 07/01/2050	636,408	541,957
Pool QB0816, 3.00%, 07/01/2050	405,721	345,417
Pool QB1681, 3.00%, 07/01/2050	508,806	435,311
Pool QB2046, 3.00%, 08/01/2050	1,283,661	1,092,196
Pool QB2674, 3.00%, 08/01/2050	973,320	831,669
Pool QB3153, 3.00%, 09/01/2050	1,404,320	1,193,691
Pool QD8209, 3.00%, 03/01/2052	1,268,694	1,069,233
Pool QE0361, 3.00%, 04/01/2052	308,492	260,923
Pool QE0366, 3.00%, 04/01/2052	708,982	605,179
Pool QE1667, 3.00%, 04/01/2052	1,042,759	879,759
Pool QE2155, 3.00%, 04/01/2052	1,099,819	925,840
Pool QE1714, 3.00%, 05/01/2052	1,414,012	1,190,337
Pool QE1717, 3.00%, 05/01/2052	1,340,357	1,145,446
Pool QA2070, 3.50%, 08/01/2049	421,846	377,275

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QA2301, 3.50%, 08/01/2049	$290,240	$258,778
Pool QA3110, 3.50%, 09/01/2049	474,893	422,773
Pool QA3982, 3.50%, 10/01/2049	239,539	213,200
Pool QA4885, 3.50%, 11/01/2049	252,465	224,923
Pool QA6536, 3.50%, 01/01/2050	485,056	432,341
Pool QA7418, 3.50%, 02/01/2050	496,600	441,908
Pool QE0367, 3.50%, 04/01/2052	388,377	341,316
Pool QE0369, 3.50%, 04/01/2052	893,181	795,528
Pool QE1713, 3.50%, 05/01/2052	2,018,577	1,791,554
Pool QE1715, 3.50%, 05/01/2052	3,146,991	2,762,857
Pool QE2624, 3.50%, 05/01/2052	964,432	847,607
Pool QE7181, 3.50%, 06/01/2052	811,104	711,632
Pool RA7611, 3.50%, 06/01/2052	1,712,844	1,510,802
Pool QA2406, 4.00%, 09/01/2049	153,369	143,586
Pool QA4064, 4.00%, 10/01/2049	285,163	262,268
Pool QE1708, 4.00%, 05/01/2052	2,050,460	1,877,382
Pool QE1709, 4.00%, 05/01/2052	840,067	766,710
Pool QE2611, 4.00%, 05/01/2052	1,241,311	1,128,754
Pool RA7612, 4.00%, 07/01/2052	2,177,327	1,979,087
Pool QF0536, 4.00%, 09/01/2052	353,564	323,103
Pool RA7570, 4.00%, 09/01/2052	832,991	757,149
Pool SD8244, 4.00%, 09/01/2052	17,690,207	16,057,343
Pool QF3781, 4.00%, 11/01/2052	354,895	323,746
Pool QF0540, 4.50%, 09/01/2052	1,029,402	964,050
Pool RA8057, 4.50%, 09/01/2052	371,522	348,381
Pool QF2487, 4.50%, 10/01/2052	896,682	844,932
Pool QF3782, 4.50%, 11/01/2052	770,940	722,865
Pool QF5327, 4.50%, 12/01/2052	1,066,989	1,001,275
Pool QG0426, 4.50%, 04/01/2053	990,384	927,486
Pool QG3359, 4.50%, 05/01/2053	838,822	790,359
Pool QF3779, 5.00%, 11/01/2052	2,853,267	2,751,786
Pool QF5326, 5.00%, 01/01/2053	1,097,861	1,065,041
Pool QF7077, 5.00%, 02/01/2053	489,978	472,219
Pool SD8307, 5.00%, 03/01/2053	4,657,332	4,486,178
Pool QG0421, 5.00%, 04/01/2053	2,095,178	2,041,018
Pool QG0424, 5.00%, 04/01/2053	2,715,496	2,628,593
Pool QG3332, 5.00%, 05/01/2053	969,034	935,029
Pool QG5425, 5.00%, 06/01/2053	2,139,723	2,073,784
Pool QG8430, 5.00%, 07/01/2053	790,213	762,676
Pool QH0480, 5.00%, 09/01/2053	234,958	227,663
Pool QI4113, 5.00%, 04/01/2054	726,786	699,812
Pool QF2486, 5.50%, 09/01/2052	1,359,480	1,341,693
Pool QF3780, 5.50%, 11/01/2052	2,428,858	2,395,889
Pool QF5328, 5.50%, 01/01/2053	1,199,303	1,189,705
Pool QF7080, 5.50%, 02/01/2053	966,383	956,828
Pool QG0437, 5.50%, 03/01/2053	870,159	857,429
Pool QG3342, 5.50%, 05/01/2053	852,240	840,253
Pool SD8324, 5.50%, 05/01/2053	1,843,938	1,814,814
Pool QG5427, 5.50%, 06/01/2053	542,276	539,310
Pool QG8431, 5.50%, 07/01/2053	915,287	903,927
Pool QH0481, 5.50%, 09/01/2053	651,055	642,218
Pool QH5152, 5.50%, 11/01/2053	531,215	522,722
Pool QI1387, 5.50%, 03/01/2054	120,581	118,646
Pool QI4092, 5.50%, 04/01/2054	958,145	942,726
Pool QI5646, 5.50%, 05/01/2054	352,617	347,720

The accompanying notes are an integral part of the financial statements.

7

	Principal Amount	Value
Pool QF3783, 6.00%, 11/01/2052	$1,046,772	$1,051,375
Pool QF5743, 6.00%, 01/01/2053	911,848	918,069
Pool QF7079, 6.00%, 02/01/2053	678,030	684,426
Pool QG0436, 6.00%, 04/01/2053	1,870,731	1,877,654
Pool QG3340, 6.00%, 05/01/2053	1,302,627	1,310,732
Pool QG5437, 6.00%, 06/01/2053	1,266,417	1,279,530
Pool QG8432, 6.00%, 07/01/2053	603,095	606,682
Pool QH0478, 6.00%, 09/01/2053	1,795,251	1,812,927
Pool QH5153, 6.00%, 11/01/2053	1,387,696	1,401,360
Pool QH7527, 6.00%, 12/01/2053	627,975	629,271
Pool QI4106, 6.00%, 04/01/2054	1,099,477	1,105,177
Pool QI5653, 6.00%, 05/01/2054	555,535	556,913
Pool QF5742, 6.50%, 01/01/2053	886,109	902,328
Pool QH5154, 6.50%, 11/01/2053	1,046,663	1,069,185
Pool QH7532, 6.50%, 12/01/2053	229,141	234,193
Pool QI0785, 6.50%, 02/01/2054	857,911	873,388
Pool SD8403, 6.50%, 02/01/2054	4,401,191	4,473,587
Pool QI4080, 6.50%, 04/01/2054	640,015	652,118
Pool QI5648, 6.50%, 05/01/2054	1,946,224	1,981,335
Pool QH5155, 7.00%, 11/01/2053	926,037	961,938
Pool QH7533, 7.00%, 12/01/2053	929,681	964,779
		234,292,510

FHMS Multifamily - 3.80%
Pool Q012, 0.58%, 08/25/2025	417,585	409,888
Pool KG03, 0.70%, 04/25/2029 (b)	1,329,787	1,178,839
Pool P003, 0.83%, 02/25/2031	4,794,831	4,065,705
Pool KG04, 0.85%, 06/25/2030	8,599,500	7,460,541
Pool K123, 0.93%, 06/25/2030	2,696,625	2,343,254
Pool K124, 0.96%, 08/25/2030	2,674,098	2,321,030
Pool Q012, 1.01%, 08/25/2030	4,599,777	4,062,238
Pool P009, 1.13%, 01/25/2031	18,944,227	16,596,501
Pool WA4405, 1.15%, 05/01/2027	1,877,641	1,763,122
Pool K131, 1.16%, 01/25/2031	3,783,244	3,250,591
Pool P011, 1.20%, 09/25/2031	479,327	420,598
Pool WN1107, 1.27%, 08/01/2026	10,500,000	9,633,439
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	6,543,058
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,414,271
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,171,760
Pool K109, 1.56%, 04/25/2030	1,500,000	1,249,698
Pool Q014, 1.56%, 01/25/2036	2,502,906	1,976,311
Pool K741, 1.60%, 12/25/2027	20,000,000	17,849,206
Pool 2021-ML08, 1.88%, 07/25/2037	1,341,423	1,037,124
Pool WN0034, 1.94%, 04/01/2037	828,279	597,923
Pool K747, 2.05%, 11/25/2028 (b)	9,000,000	7,973,694
Pool K140, 2.29%, 07/25/2031	476,188	424,693
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	2,941,427
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,151,137
Pool K094, 2.70%, 04/25/2029	3,468,573	3,274,407
Pool P013, 2.76%, 02/25/2032 (b)	450,000	377,498
Pool WA4420, 3.10%, 02/01/2029	3,346,709	3,104,567
Pool K147, 3.39%, 02/25/2032 (b)	605,342	564,369
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,151,253
Pool K502, 4.80%, 09/25/2028 (b)	1,200,000	1,190,273
Pool K-F100, 5.51%, (SOFR30A+0.180%), 01/25/2028 (b)	149,814	148,485

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool K-F122, 5.52%, (SOFR30A+0.190%), 09/25/2031 (b)	$219,707	$217,384
Pool F118, 5.53%, (SOFR30A+0.200%), 07/25/2028 (b)	1,380,360	1,373,613
Pool F116, 5.54%, (SOFR30A+0.210%), 06/25/2028 (b)	2,072,232	2,053,784
Pool F113, 5.56%, (SOFR30A+0.230%), 05/25/2028 (b)	590,858	587,426
Pool KF97, 5.58%, (SOFR30A+0.250%), 12/25/2030 (b)	1,638,411	1,619,941
Pool F105, 5.58%, (SOFR30A+0.250%), 02/25/2031 (b)	1,865,125	1,843,667
Pool KF131, 5.66%, (SOFR30A+0.330%), 01/25/2032 (b)	878,463	872,973
Pool KF133, 5.70%, (SOFR30A+0.370%), 02/25/2029 (b)	478,225	475,501
Pool K135, 5.70%, (SOFR30A+0.370%), 05/25/2029 (b)	460,541	458,241
Pool K136, 5.74%, (SOFR30A+0.410%), 04/25/2032 (b)	360,040	357,274
Pool Q017, 5.78%, (SOFR30A+0.460%), 04/25/2030 (b)	1,444,604	1,441,024
		129,947,728

FNMA Multifamily - 9.99%
Pool BS1200, 0.95%, 02/01/2028	3,276,149	2,842,941
Pool BS1201, 0.95%, 02/01/2028	6,668,956	5,787,114
Pool BS1033, 1.02%, 02/01/2028	6,989,727	6,084,854
Pool BS1139, 1.04%, 02/01/2028	2,335,622	2,041,495
Pool BL8108, 1.19%, 09/01/2032	2,749,028	2,122,579
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,180,878
Pool BL7892, 1.24%, 08/01/2030	5,967,102	4,892,774
Pool BL7247, 1.25%, 06/01/2030	2,885,809	2,383,505
Pool BL7686, 1.28%, 08/01/2030	2,745,214	2,257,569
Pool BL7010, 1.30%, 06/01/2030	9,810,373	8,088,083
Pool BL7898, 1.31%, 08/01/2032	8,100,000	6,168,920
Pool BL8103, 1.32%, 12/01/2030	6,671,842	5,450,310
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,003,229
Pool BL8013, 1.36%, 08/01/2035	4,080,239	2,958,544
Pool BL8014, 1.36%, 08/01/2035	3,767,809	2,732,004
Pool BS0025, 1.38%, 12/01/2030	7,399,286	6,075,577
Pool 2021-M1S, 1.38%, 12/25/2030 (b)	13,550,000	10,975,474
Pool BS0596, 1.38%, 01/01/2031	200,000	161,787
Pool BL7636, 1.41%, 07/01/2032	1,100,000	854,993
Pool BL7257, 1.44%, 06/01/2032	383,687	301,740
Pool BS1017, 1.45%, 02/01/2031	3,120,000	2,538,003
Pool BL9838, 1.48%, 12/01/2030	2,365,643	1,945,350
Pool BL6827, 1.50%, 06/01/2032	5,681,905	4,573,244
Pool BS1482, 1.61%, 03/01/2031	1,399,522	1,156,253
Pool BS0391, 1.63%, 01/01/2033	4,621,000	3,642,754
Pool BS0179, 1.67%, 01/01/2033	4,742,039	3,751,082
Pool BS4667, 1.71%, 03/01/2029	3,484,700	3,024,980
Pool BL7338, 1.81%, 07/01/2032	1,662,273	1,345,340
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,019,518
Pool BS2625, 1.89%, 07/01/2031	4,645,000	3,766,948
Pool BL6240, 1.94%, 03/01/2030	747,639	642,629
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,664,707
Pool BL6159, 2.06%, 03/01/2030	1,730,799	1,489,287
Pool 2022-M1S, 2.08%, 04/25/2032 (b)	2,500,000	2,044,181
Pool BL5261, 2.18%, 03/01/2030	1,823,505	1,592,325
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,269,517
Pool BL5452, 2.41%, 01/01/2030	3,217,192	2,848,565
Pool BL4589, 2.45%, 10/01/2029	6,075,920	5,419,883
Pool BL5265, 2.47%, 01/01/2030	747,944	665,366
Pool BS5218, 2.49%, 04/01/2032	5,777,000	4,867,822
Pool BL4134, 2.52%, 02/01/2034	632,982	528,465

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool AN3584, 2.53%, 11/01/2028	$954,952	$868,948
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,170,019
Pool AN1428, 2.69%, 04/01/2026	525,392	502,139
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,292,517
Pool AN0876, 2.85%, 02/01/2026	1,256,121	1,207,254
Pool AM0414, 2.87%, 09/01/2027	507,970	475,721
Pool AN6823, 2.95%, 09/01/2029	2,395,382	2,190,158
Pool AN8458, 2.97%, 02/01/2025	463,196	455,138
Pool AN5536, 2.97%, 05/01/2027	2,999,701	2,838,047
Pool BL2741, 2.97%, 06/01/2029	3,188,558	2,929,365
Pool AN6926, 3.00%, 11/01/2032	920,346	811,827
Pool BL4558, 3.00%, 11/01/2035	799,783	675,012
Pool AN7354, 3.03%, 11/01/2027	2,457,173	2,314,556
Pool AN5273, 3.06%, 05/01/2027	371,020	351,880
Pool AN5758, 3.09%, 06/01/2027	1,377,434	1,307,271
Pool BL2603, 3.10%, 05/01/2029	5,249,976	4,855,444
Pool AN8521, 3.19%, 03/01/2028	2,324,034	2,169,481
Pool AN9141, 3.20%, 05/01/2025	1,222,034	1,192,757
Pool AN6262, 3.20%, 08/01/2027	475,348	451,422
Pool AN6232, 3.20%, 08/01/2029	4,702,699	4,357,388
Pool AN4133, 3.21%, 01/01/2033	214,619	191,548
Pool AM8227, 3.21%, 03/01/2033	82,845	76,215
Pool AM9393, 3.23%, 07/01/2025	838,728	817,739
Pool AN5792, 3.30%, 04/01/2034	876,128	771,658
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,517,902
Pool AM9780, 3.31%, 03/01/2031	355,231	322,438
Pool AM6620, 3.34%, 08/01/2024	490,605	486,929
Pool BL2377, 3.34%, 05/01/2031	2,724,168	2,494,007
Pool AN8814, 3.36%, 04/01/2028	895,645	847,879
Pool AN4505, 3.36%, 02/01/2032	921,865	836,092
Pool AN5418, 3.40%, 05/01/2033	750,000	667,357
Pool AN8736, 3.48%, 05/01/2028	3,968,007	3,781,254
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,519,805
Pool BL0478, 3.57%, 10/01/2025	1,903,878	1,853,968
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,463,787
Pool BS5528, 3.60%, 06/01/2032	2,492,053	2,285,330
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,078,357
Pool BS5916, 3.72%, 06/01/2032	9,797,585	9,011,013
Pool BS6007, 3.77%, 07/01/2032	5,288,976	4,884,727
Pool AN4171, 3.79%, 01/01/2035	745,461	674,195
Pool AN9844, 3.80%, 07/01/2030	744,138	704,251
Pool AM9376, 3.83%, 07/01/2045	424,608	376,722
Pool AN0360, 3.95%, 12/01/2045	100,000	83,770
Pool BS8592, 3.98%, 05/01/2028	750,000	723,886
Pool AN4676, 4.10%, 03/01/2047	1,183,633	1,058,024
Pool BS6657, 4.14%, 09/01/2029	5,691,771	5,464,176
Pool BS7738, 4.20%, 03/01/2033	2,147,000	2,040,129
Pool BZ0520, 4.29%, 03/01/2034	3,975,000	3,775,807
Pool BS8569, 4.48%, 05/01/2030	1,240,880	1,214,576
Pool BS8239, 4.48%, 04/01/2033	8,388,000	8,120,737
Pool BZ0525, 4.50%, 02/01/2029	2,806,556	2,755,470
Pool 2023-M1S, 4.50%, 04/25/2033 (b)	3,810,000	3,692,963
Pool BS6963, 4.56%, 10/01/2029	4,700,311	4,642,271
Pool BS7085, 4.57%, 11/01/2029	11,219,000	10,993,392
Pool BS7448, 4.57%, 12/01/2032	5,200,000	5,074,380

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BZ0408, 4.62%, 01/01/2034	$3,902,141	$3,816,094
Pool BZ0204, 4.64%, 01/01/2034	2,500,000	2,446,947
Pool BS7955, 4.74%, 04/01/2033	1,485,451	1,456,456
Pool 468251, 4.76%, 06/01/2026	522,918	518,614
Pool BZ0312, 4.87%, 01/01/2029	2,986,237	2,975,803
Pool BS9779, 4.87%, 11/01/2030	3,593,000	3,588,258
Pool BS7278, 4.90%, 11/01/2027	7,585,000	7,499,452
Pool BS8361, 4.91%, 05/01/2030	3,091,535	3,067,071
Pool BZ0133, 4.92%, 12/01/2028	1,400,000	1,395,946
Pool BS9538, 4.97%, 09/01/2033	4,167,068	4,180,096
Pool BS9607, 5.06%, 09/01/2030	1,000,000	1,007,799
Pool 466907, 5.13%, 03/01/2026	323,341	322,058
Pool BZ0707, 5.14%, 04/01/2031	2,110,000	2,117,344
Pool BS7201, 5.17%, 11/01/2032	4,594,896	4,657,855
Pool 465394, 5.20%, 03/01/2026	435,138	433,890
Pool BZ0167, 5.20%, 12/01/2028	2,566,000	2,568,304
Pool 463895, 5.25%, 10/01/2025	308,260	306,827
Pool BZ0017, 5.50%, 12/01/2033	5,235,000	5,423,517
Pool 874487, 5.52%, 05/01/2025	377,372	375,928
Pool BS7954, 5.55%, 04/01/2033	859,000	876,102
Pool BL4132, 5.59%, (SOFR30A+0.260%), 04/01/2031 (b)	5,869,352	5,839,654
Pool 467914, 6.10%, 04/01/2041	443,498	447,061
Pool 463997, 6.12%, 12/01/2027	843,598	842,825
Pool 464836, 6.23%, 03/01/2028	1,405,537	1,413,126
Pool 465260, 6.33%, 06/01/2028	1,279,063	1,258,212
Pool 464254, 6.34%, 11/01/2027	2,274,546	2,273,552
Pool 464969, 6.34%, 04/01/2028	2,325,729	2,287,798
Pool 464632, 6.50%, 02/01/2028	401,170	399,998
Pool 465588, 6.55%, 07/01/2028	491,252	491,164
Pool 466756, 6.59%, 12/01/2028	1,509,102	1,527,945
Pool 464573, 6.72%, 02/01/2040	2,040,156	2,037,778
Pool 466595, 6.78%, 11/01/2025	3,175,110	3,186,113
Pool 469854, 8.26%, 12/01/2026	1,465,549	1,517,084
		341,436,358

FNMA Single Family - 23.93%
Pool BU1090, 1.50%, 10/01/2036	244,490	209,197
Pool BQ1545, 2.00%, 09/01/2050	2,785,498	2,173,239
Pool BQ1571, 2.00%, 09/01/2050	4,261,582	3,323,141
Pool BQ1603, 2.00%, 09/01/2050	1,368,408	1,072,901
Pool BQ2362, 2.00%, 09/01/2050	3,125,467	2,439,266
Pool BQ3064, 2.00%, 09/01/2050	2,320,739	1,811,084
Pool CA7182, 2.00%, 09/01/2050	1,865,991	1,454,034
Pool BP7434, 2.00%, 10/01/2050	833,495	650,698
Pool BQ3112, 2.00%, 10/01/2050	1,848,288	1,441,996
Pool BQ4812, 2.00%, 10/01/2050	3,040,079	2,368,690
Pool BQ4876, 2.00%, 10/01/2050	1,956,099	1,529,785
Pool CA7287, 2.00%, 10/01/2050	2,002,048	1,565,048
Pool BQ5814, 2.00%, 11/01/2050	1,894,379	1,475,197
Pool BQ7638, 2.00%, 11/01/2050	1,404,630	1,104,911
Pool CA7661, 2.00%, 11/01/2050	2,145,914	1,673,346
Pool CA8322, 2.00%, 12/01/2050	2,068,351	1,615,169
Pool BR0679, 2.00%, 01/01/2051	2,901,754	2,258,636
Pool BR1282, 2.00%, 01/01/2051	1,439,956	1,123,695
Pool BQ4492, 2.00%, 02/01/2051	857,465	669,321

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool BR3230, 2.00%, 02/01/2051	$3,743,221	$2,921,891
Pool CA9082, 2.00%, 02/01/2051	3,135,553	2,439,416
Pool BR4749, 2.00%, 03/01/2051	1,392,770	1,087,000
Pool CB0668, 2.00%, 05/01/2051	2,012,113	1,567,071
Pool MA4355, 2.00%, 06/01/2051	29,699,029	23,034,365
Pool BT1268, 2.00%, 07/01/2051	2,556,569	1,991,085
Pool BT1347, 2.00%, 07/01/2051	3,481,989	2,714,768
Pool BR2232, 2.00%, 08/01/2051	754,479	588,087
Pool BT2780, 2.00%, 08/01/2051	5,333,803	4,144,575
Pool BT7189, 2.00%, 08/01/2051	3,340,921	2,605,705
Pool BT9013, 2.00%, 08/01/2051	1,327,600	1,036,881
Pool BT7259, 2.00%, 09/01/2051	4,741,899	3,704,499
Pool BT7351, 2.00%, 10/01/2051	5,064,848	3,947,301
Pool BU1092, 2.00%, 10/01/2051	3,347,049	2,601,636
Pool BU2995, 2.00%, 10/01/2051	1,161,463	910,793
Pool BU3147, 2.00%, 10/01/2051	457,809	355,830
Pool CB1941, 2.00%, 10/01/2051	8,556,255	6,665,389
Pool BU1004, 2.00%, 11/01/2051	2,723,614	2,128,879
Pool BU7796, 2.00%, 11/01/2051	1,318,617	1,024,430
Pool BU9860, 2.00%, 01/01/2052	1,012,696	793,790
Pool BU9861, 2.00%, 01/01/2052	1,752,339	1,357,382
Pool BT2173, 2.00%, 02/01/2052	1,862,697	1,441,730
Pool BV3015, 2.00%, 02/01/2052	1,918,531	1,490,516
Pool BV3016, 2.00%, 02/01/2052	1,254,165	983,926
Pool BV3213, 2.00%, 02/01/2052	1,517,295	1,182,714
Pool BV4124, 2.00%, 02/01/2052	1,180,995	913,580
Pool BV4125, 2.00%, 02/01/2052	466,768	366,697
Pool BV5522, 2.00%, 02/01/2052	289,132	223,574
Pool CB2791, 2.00%, 02/01/2052	8,106,145	6,313,912
Pool FS2040, 2.00%, 02/01/2052	17,701,128	13,697,014
Pool MA4622, 2.00%, 06/01/2052	6,944,026	5,368,363
Pool BP5424, 2.50%, 05/01/2050	661,894	544,305
Pool CA5693, 2.50%, 05/01/2050	933,838	759,596
Pool BP5447, 2.50%, 06/01/2050	475,555	391,049
Pool BP5470, 2.50%, 06/01/2050	369,131	302,366
Pool BP5498, 2.50%, 06/01/2050	737,750	599,939
Pool BP8732, 2.50%, 06/01/2050	1,465,662	1,192,491
Pool CA6159, 2.50%, 06/01/2050	1,130,368	921,102
Pool BP8742, 2.50%, 07/01/2050	710,005	579,445
Pool BP8759, 2.50%, 07/01/2050	1,118,719	914,037
Pool BP8789, 2.50%, 07/01/2050	789,659	646,802
Pool BP8814, 2.50%, 07/01/2050	496,990	408,908
Pool BP9533, 2.50%, 07/01/2050	1,487,575	1,209,701
Pool BP9534, 2.50%, 07/01/2050	1,063,085	874,364
Pool BP9566, 2.50%, 07/01/2050	280,397	228,359
Pool BP9596, 2.50%, 08/01/2050	507,254	416,630
Pool BP9598, 2.50%, 08/01/2050	239,992	197,398
Pool BQ0192, 2.50%, 08/01/2050	1,230,365	1,007,815
Pool BQ0210, 2.50%, 08/01/2050	1,722,824	1,416,985
Pool BQ0228, 2.50%, 08/01/2050	1,419,048	1,155,641
Pool BQ0248, 2.50%, 08/01/2050	1,112,788	906,211
Pool CA6683, 2.50%, 08/01/2050	2,765,122	2,252,065
Pool BQ1546, 2.50%, 09/01/2050	2,450,405	1,991,652
Pool BQ1572, 2.50%, 09/01/2050	2,820,712	2,294,953
Pool BQ1604, 2.50%, 09/01/2050	1,873,103	1,534,662

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BQ2363, 2.50%, 09/01/2050	$1,487,641	$1,210,374
Pool BQ3065, 2.50%, 09/01/2050	2,447,531	2,005,199
Pool BQ3113, 2.50%, 10/01/2050	1,388,480	1,129,119
Pool BQ4813, 2.50%, 10/01/2050	2,429,767	1,975,896
Pool BQ4877, 2.50%, 10/01/2050	677,832	557,542
Pool CA7296, 2.50%, 10/01/2050	617,609	501,988
Pool BQ7638, 2.50%, 11/01/2050	2,474,731	2,016,557
Pool CA7663, 2.50%, 11/01/2050	1,544,970	1,255,413
Pool BR2612, 2.50%, 02/01/2051	376,672	309,771
Pool BR5455, 2.50%, 03/01/2051	908,099	744,901
Pool BR7692, 2.50%, 04/01/2051	1,214,715	994,030
Pool BR9147, 2.50%, 05/01/2051	2,127,411	1,748,742
Pool BT1269, 2.50%, 07/01/2051	4,106,496	3,340,521
Pool BT2707, 2.50%, 07/01/2051	5,021,285	4,073,911
Pool BT2781, 2.50%, 08/01/2051	3,060,482	2,502,140
Pool BT7190, 2.50%, 08/01/2051	2,665,706	2,168,674
Pool BT9012, 2.50%, 08/01/2051	632,648	516,079
Pool BT7260, 2.50%, 09/01/2051	1,776,867	1,452,693
Pool BU1093, 2.50%, 10/01/2051	3,054,499	2,495,766
Pool CB2073, 2.50%, 11/01/2051	8,420,784	6,828,639
Pool BU7797, 2.50%, 12/01/2051	1,061,259	863,063
Pool BU7877, 2.50%, 12/01/2051	1,235,750	1,013,042
Pool BU7879, 2.50%, 12/01/2051	929,587	767,236
Pool BU7880, 2.50%, 12/01/2051	840,828	696,061
Pool BU7876, 2.50%, 01/01/2052	1,986,616	1,608,717
Pool BU7878, 2.50%, 01/01/2052	1,621,936	1,332,632
Pool BU9862, 2.50%, 01/01/2052	952,047	779,581
Pool BU9863, 2.50%, 01/01/2052	1,330,791	1,093,310
Pool CB2518, 2.50%, 01/01/2052	3,746,038	3,034,825
Pool BT2174, 2.50%, 02/01/2052	1,127,811	920,971
Pool BV3017, 2.50%, 02/01/2052	998,707	811,865
Pool BV3214, 2.50%, 02/01/2052	690,334	563,788
Pool BV4126, 2.50%, 02/01/2052	436,254	353,148
Pool BV4855, 2.50%, 02/01/2052	593,557	480,699
Pool CB2792, 2.50%, 02/01/2052	3,452,660	2,813,439
Pool BT8101, 2.50%, 03/01/2052	710,392	581,869
Pool BV5521, 2.50%, 03/01/2052	539,435	436,717
Pool BV5364, 2.50%, 04/01/2052	270,611	221,498
Pool BW1785, 2.50%, 04/01/2052	900,684	730,529
Pool CB3337, 2.50%, 04/01/2052	1,073,453	869,642
Pool FS1278, 3.00%, 04/01/2037	10,336,848	9,586,648
Pool AB6333, 3.00%, 09/01/2042	343,992	302,284
Pool AP7482, 3.00%, 09/01/2042	36,800	32,390
Pool AP9712, 3.00%, 09/01/2042	69,551	60,873
Pool AB7486, 3.00%, 12/01/2042	637,767	557,238
Pool AR5591, 3.00%, 01/01/2043	27,477	24,174
Pool AT1983, 3.00%, 04/01/2043	387,972	340,930
Pool AB9496, 3.00%, 05/01/2043	21,826	19,168
Pool AR6415, 3.00%, 05/01/2043	203,129	177,865
Pool AT0343, 3.00%, 05/01/2043	26,528	23,273
Pool AS7134, 3.00%, 05/01/2046	533,370	461,083
Pool AS7340, 3.00%, 06/01/2046	1,113,250	963,769
Pool BC1141, 3.00%, 06/01/2046	277,349	240,031
Pool AS7521, 3.00%, 07/01/2046	933,195	806,918
Pool BD0472, 3.00%, 07/01/2046	266,218	228,468

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool AS7816, 3.00%, 08/01/2046	$1,600,007	$1,382,582
Pool BC2796, 3.00%, 08/01/2046	895,542	775,341
Pool AS7899, 3.00%, 09/01/2046	650,105	561,088
Pool BD6343, 3.00%, 09/01/2046	268,008	231,987
Pool AS8079, 3.00%, 10/01/2046	1,320,074	1,142,076
Pool BC4722, 3.00%, 10/01/2046	329,948	284,427
Pool AS8290, 3.00%, 11/01/2046	1,269,723	1,095,472
Pool AS8463, 3.00%, 12/01/2046	1,617,353	1,396,657
Pool BC9073, 3.00%, 12/01/2046	1,526,507	1,316,310
Pool BD7042, 3.00%, 03/01/2047	347,311	298,980
Pool BN6614, 3.00%, 05/01/2049	210,841	180,378
Pool BN8885, 3.00%, 05/01/2049	297,332	254,282
Pool BN6722, 3.00%, 06/01/2049	458,192	392,136
Pool BN8907, 3.00%, 06/01/2049	210,090	179,198
Pool BN8921, 3.00%, 06/01/2049	34,871	29,994
Pool BO1800, 3.00%, 06/01/2049	1,175,239	1,005,687
Pool BO1272, 3.00%, 07/01/2049	447,476	386,664
Pool BO1283, 3.00%, 07/01/2049	408,769	350,093
Pool CA3873, 3.00%, 07/01/2049	572,940	490,224
Pool BN7692, 3.00%, 08/01/2049	374,828	320,477
Pool BO1314, 3.00%, 08/01/2049	1,081,291	926,089
Pool BO1318, 3.00%, 08/01/2049	948,855	811,369
Pool BO1324, 3.00%, 08/01/2049	1,643,712	1,406,240
Pool CA3957, 3.00%, 08/01/2049	1,173,483	1,003,575
Pool BO2209, 3.00%, 09/01/2049	1,008,799	861,998
Pool BO2957, 3.00%, 09/01/2049	821,900	706,836
Pool BO2962, 3.00%, 09/01/2049	1,353,963	1,158,353
Pool BO3017, 3.00%, 09/01/2049	1,272,019	1,087,583
Pool BO3200, 3.00%, 09/01/2049	476,691	407,082
Pool CA4244, 3.00%, 09/01/2049	266,600	227,667
Pool BO5402, 3.00%, 10/01/2049	1,345,525	1,150,707
Pool BO5431, 3.00%, 10/01/2049	810,681	693,810
Pool BO5441, 3.00%, 10/01/2049	589,308	502,944
Pool CA4331, 3.00%, 10/01/2049	2,380,750	2,035,555
Pool BO4660, 3.00%, 11/01/2049	493,020	421,075
Pool BO5348, 3.00%, 11/01/2049	1,435,182	1,224,115
Pool BO5477, 3.00%, 11/01/2049	858,240	733,352
Pool BO5487, 3.00%, 11/01/2049	951,572	814,796
Pool CA4531, 3.00%, 11/01/2049	3,432,093	2,938,779
Pool BO5371, 3.00%, 12/01/2049	617,037	528,071
Pool BO6215, 3.00%, 12/01/2049	208,720	178,133
Pool BO8900, 3.00%, 12/01/2049	696,249	595,366
Pool BO8936, 3.00%, 01/01/2050	1,231,844	1,050,685
Pool BO8980, 3.00%, 01/01/2050	526,211	449,625
Pool CA5097, 3.00%, 01/01/2050	339,191	288,957
Pool BO9005, 3.00%, 02/01/2050	593,129	505,286
Pool BP1309, 3.00%, 02/01/2050	494,640	423,059
Pool CA5237, 3.00%, 02/01/2050	990,352	847,374
Pool BP1374, 3.00%, 03/01/2050	1,187,628	1,015,798
Pool BP1467, 3.00%, 03/01/2050	950,771	811,433
Pool BP5412, 3.00%, 05/01/2050	368,164	315,951
Pool BP5425, 3.00%, 05/01/2050	207,739	177,380
Pool CA5694, 3.00%, 05/01/2050	1,389,808	1,187,570
Pool BP5448, 3.00%, 06/01/2050	118,652	101,325
Pool BP5471, 3.00%, 06/01/2050	169,250	143,747

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BP5499, 3.00%, 06/01/2050	$260,911	$222,136
Pool BP8733, 3.00%, 06/01/2050	530,798	450,815
Pool CA6160, 3.00%, 06/01/2050	326,785	278,049
Pool BP8743, 3.00%, 07/01/2050	260,275	223,003
Pool BP8760, 3.00%, 07/01/2050	195,430	167,012
Pool BP8790, 3.00%, 07/01/2050	484,111	413,281
Pool BP8815, 3.00%, 07/01/2050	492,152	420,588
Pool BP9535, 3.00%, 07/01/2050	515,783	438,959
Pool BP9536, 3.00%, 07/01/2050	853,182	732,186
Pool BP9567, 3.00%, 07/01/2050	696,578	595,081
Pool BP9597, 3.00%, 08/01/2050	461,840	394,626
Pool BQ0193, 3.00%, 08/01/2050	373,192	316,571
Pool BQ0211, 3.00%, 08/01/2050	219,664	189,579
Pool BQ0229, 3.00%, 08/01/2050	460,611	393,957
Pool BQ0249, 3.00%, 08/01/2050	502,359	429,584
Pool BQ1573, 3.00%, 09/01/2050	1,695,370	1,448,591
Pool BV4127, 3.00%, 03/01/2052	820,021	696,173
Pool BV5365, 3.00%, 04/01/2052	1,105,019	930,478
Pool BV5366, 3.00%, 04/01/2052	1,118,708	955,372
Pool CB3338, 3.00%, 04/01/2052	5,878,426	4,950,361
Pool BT8102, 3.00%, 05/01/2052	780,388	659,942
Pool BV8519, 3.00%, 05/01/2052	1,233,447	1,044,470
Pool BV8520, 3.00%, 05/01/2052	639,343	544,660
Pool BW1786, 3.00%, 05/01/2052	979,864	825,606
Pool AS0092, 3.50%, 07/01/2043	96,343	86,808
Pool AU1769, 3.50%, 08/01/2043	102,663	92,725
Pool AX4858, 3.50%, 12/01/2044	117,278	105,343
Pool AX7551, 3.50%, 01/01/2045	86,649	77,950
Pool AY4388, 3.50%, 02/01/2045	106,468	95,877
Pool AS4536, 3.50%, 03/01/2045	62,798	56,818
Pool AX9585, 3.50%, 03/01/2045	606,753	546,322
Pool AY5019, 3.50%, 03/01/2045	82,277	73,462
Pool AS4738, 3.50%, 04/01/2045	267,652	240,404
Pool AY1387, 3.50%, 04/01/2045	83,007	74,778
Pool AS4913, 3.50%, 05/01/2045	424,043	380,796
Pool AY3458, 3.50%, 05/01/2045	154,374	138,653
Pool AY8252, 3.50%, 05/01/2045	8,454	7,611
Pool AY8271, 3.50%, 05/01/2045	82,397	73,939
Pool AS5117, 3.50%, 06/01/2045	360,995	324,243
Pool AZ2274, 3.50%, 06/01/2045	139,377	125,136
Pool AZ2316, 3.50%, 06/01/2045	47,278	42,345
Pool AS5351, 3.50%, 07/01/2045	82,452	74,057
Pool AZ0805, 3.50%, 07/01/2045	312,388	280,575
Pool AZ5686, 3.50%, 07/01/2045	35,504	31,888
Pool AS5579, 3.50%, 08/01/2045	90,683	81,452
Pool AZ5696, 3.50%, 08/01/2045	20,865	18,757
Pool AS5767, 3.50%, 09/01/2045	138,760	124,564
Pool AZ2904, 3.50%, 09/01/2045	87,525	78,607
Pool AZ9193, 3.50%, 09/01/2045	108,358	96,482
Pool AS5917, 3.50%, 10/01/2045	218,402	195,925
Pool AZ4755, 3.50%, 10/01/2045	104,876	94,122
Pool AS6127, 3.50%, 11/01/2045	290,778	261,063
Pool AS6309, 3.50%, 12/01/2045	198,343	178,083
Pool BC0066, 3.50%, 12/01/2045	142,024	127,392
Pool AS6467, 3.50%, 01/01/2046	761,519	683,520

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool AS6616, 3.50%, 02/01/2046	$476,654	$427,650
Pool BC0223, 3.50%, 02/01/2046	689,412	618,790
Pool BC0226, 3.50%, 02/01/2046	99,945	89,667
Pool AS6785, 3.50%, 03/01/2046	674,861	605,405
Pool AS6956, 3.50%, 04/01/2046	1,258,023	1,128,422
Pool BC0801, 3.50%, 04/01/2046	378,317	339,422
Pool AS7135, 3.50%, 05/01/2046	98,942	88,747
Pool BC6041, 3.50%, 05/01/2046	326,896	293,501
Pool BD0456, 3.50%, 06/01/2046	17,121	15,408
Pool BC9068, 3.50%, 12/01/2046	303,607	272,327
Pool AS8635, 3.50%, 01/01/2047	1,783,768	1,599,988
Pool AS8808, 3.50%, 02/01/2047	956,143	858,139
Pool AS8918, 3.50%, 03/01/2047	2,624,854	2,353,854
Pool BD7046, 3.50%, 03/01/2047	2,185,459	1,960,276
Pool BE7198, 3.50%, 03/01/2047	307,424	275,299
Pool AS9380, 3.50%, 04/01/2047	889,312	797,686
Pool BH1139, 3.50%, 04/01/2047	27,278	26,113
Pool BH1158, 3.50%, 04/01/2047	273,615	245,081
Pool AS9548, 3.50%, 05/01/2047	1,084,470	972,731
Pool BD2416, 3.50%, 05/01/2047	816,254	732,152
Pool AS9814, 3.50%, 06/01/2047	1,019,208	914,189
Pool BE3687, 3.50%, 06/01/2047	495,396	443,633
Pool BH5307, 3.50%, 06/01/2047	197,234	177,203
Pool AS9943, 3.50%, 07/01/2047	1,612,558	1,445,067
Pool BH5329, 3.50%, 07/01/2047	161,768	144,697
Pool BH2607, 3.50%, 08/01/2047	216,341	197,153
Pool CA0116, 3.50%, 08/01/2047	740,315	662,346
Pool BH2671, 3.50%, 09/01/2047	812,853	727,583
Pool BH5391, 3.50%, 09/01/2047	226,143	202,846
Pool CA0408, 3.50%, 09/01/2047	128,579	115,495
Pool BH4063, 3.50%, 10/01/2047	397,655	356,687
Pool BH9370, 3.50%, 10/01/2047	72,116	64,790
Pool CA0566, 3.50%, 10/01/2047	565,087	505,221
Pool BH5746, 3.50%, 11/01/2047	895,409	802,225
Pool CA0744, 3.50%, 11/01/2047	230,660	207,523
Pool BH7046, 3.50%, 12/01/2047	2,365,121	2,120,457
Pool BJ1663, 3.50%, 12/01/2047	757,825	678,937
Pool CA0918, 3.50%, 12/01/2047	651,535	583,591
Pool BH7097, 3.50%, 01/01/2048	1,533,948	1,375,585
Pool BJ4551, 3.50%, 01/01/2048	678,608	606,434
Pool BJ4562, 3.50%, 01/01/2048	447,367	401,088
Pool CA1074, 3.50%, 01/01/2048	1,420,182	1,272,676
Pool BH9270, 3.50%, 02/01/2048	1,251,165	1,119,658
Pool BJ4611, 3.50%, 02/01/2048	897,626	805,249
Pool BJ4612, 3.50%, 02/01/2048	297,203	266,577
Pool CA1243, 3.50%, 02/01/2048	2,617,574	2,353,065
Pool BJ0616, 3.50%, 03/01/2048	1,474,037	1,319,721
Pool BJ0652, 3.50%, 03/01/2048	741,974	665,844
Pool BK1959, 3.50%, 03/01/2048	769,117	687,478
Pool BK1960, 3.50%, 03/01/2048	390,951	349,606
Pool CA1415, 3.50%, 03/01/2048	1,432,105	1,281,284
Pool BN5245, 3.50%, 02/01/2049	416,530	373,826
Pool BN5344, 3.50%, 03/01/2049	444,178	396,149
Pool BN6235, 3.50%, 04/01/2049	55,951	49,883
Pool BN6245, 3.50%, 04/01/2049	24,434	21,774

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BN6283, 3.50%, 04/01/2049	$341,966	$305,168
Pool BN6567, 3.50%, 04/01/2049	599,989	536,545
Pool CA3399, 3.50%, 04/01/2049	853,451	760,633
Pool BN6299, 3.50%, 05/01/2049	633,084	564,366
Pool BN6619, 3.50%, 05/01/2049	702,763	628,452
Pool BN8886, 3.50%, 05/01/2049	1,316,289	1,173,411
Pool CA3556, 3.50%, 05/01/2049	699,129	624,913
Pool BN6735, 3.50%, 06/01/2049	712,704	634,097
Pool BN8911, 3.50%, 06/01/2049	529,580	471,821
Pool BN8922, 3.50%, 06/01/2049	529,305	472,130
Pool BN8930, 3.50%, 06/01/2049	738,306	657,781
Pool CA3738, 3.50%, 06/01/2049	669,755	602,026
Pool BO1273, 3.50%, 07/01/2049	799,067	712,083
Pool BO1284, 3.50%, 07/01/2049	896,095	801,735
Pool BO1315, 3.50%, 07/01/2049	306,444	273,034
Pool BO1795, 3.50%, 07/01/2049	395,321	352,178
Pool CA3874, 3.50%, 07/01/2049	193,054	171,979
Pool BO1319, 3.50%, 08/01/2049	1,243,800	1,108,274
Pool BO1358, 3.50%, 08/01/2049	890,431	793,317
Pool BO2963, 3.50%, 09/01/2049	851,690	758,797
Pool BO5349, 3.50%, 11/01/2049	56,128	50,172
Pool BO5478, 3.50%, 11/01/2049	1,016,864	905,507
Pool BO5488, 3.50%, 11/01/2049	576,923	513,521
Pool BO5372, 3.50%, 12/01/2049	274,037	243,808
Pool BO8937, 3.50%, 01/01/2050	177,375	158,104
Pool BO9006, 3.50%, 02/01/2050	219,097	194,882
Pool BP1310, 3.50%, 02/01/2050	299,879	268,213
Pool BP1468, 3.50%, 03/01/2050	279,198	251,896
Pool BV5367, 3.50%, 04/01/2052	582,111	512,770
Pool BV5368, 3.50%, 04/01/2052	995,356	884,626
Pool BV8521, 3.50%, 05/01/2052	2,312,744	2,029,430
Pool BV8522, 3.50%, 05/01/2052	1,700,530	1,514,238
Pool BV9871, 3.50%, 05/01/2052	578,974	510,896
Pool CB3688, 3.50%, 05/01/2052	8,456,718	7,420,767
Pool BT8242, 3.50%, 06/01/2052	371,622	326,155
Pool BW1784, 3.50%, 06/01/2052	1,265,891	1,115,964
Pool BW6010, 3.50%, 06/01/2052	1,683,795	1,478,388
Pool CB3798, 3.50%, 06/01/2052	5,665,641	4,971,422
Pool CB3986, 3.50%, 06/01/2052	4,117,914	3,628,805
Pool AH0540, 4.00%, 12/01/2040	23,279	21,797
Pool AH2979, 4.00%, 01/01/2041	22,270	20,851
Pool AH5643, 4.00%, 01/01/2041	55,989	52,420
Pool AH5671, 4.00%, 02/01/2041	46,749	43,774
Pool AH8877, 4.00%, 04/01/2041	66,840	62,579
Pool AI9871, 4.00%, 09/01/2041	24,189	22,647
Pool AJ4024, 4.00%, 10/01/2041	60,934	57,053
Pool AU9998, 4.00%, 09/01/2043	50,228	46,957
Pool AS0716, 4.00%, 10/01/2043	166,849	156,218
Pool AU6721, 4.00%, 10/01/2043	77,127	71,890
Pool AV0191, 4.00%, 10/01/2043	34,916	32,440
Pool AV0214, 4.00%, 10/01/2043	32,656	30,530
Pool AS0929, 4.00%, 11/01/2043	146,260	136,012
Pool AU6999, 4.00%, 11/01/2043	434,428	406,754
Pool AU7007, 4.00%, 11/01/2043	79,363	74,048
Pool AS1368, 4.00%, 12/01/2043	36,559	34,001

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pool AV0670, 4.00%, 12/01/2043	$78,996	$73,815
Pool AS1427, 4.00%, 01/01/2044	109,645	101,975
Pool AV6342, 4.00%, 01/01/2044	78,319	71,831
Pool AS1671, 4.00%, 02/01/2044	35,935	33,444
Pool AV5020, 4.00%, 02/01/2044	156,292	145,679
Pool AS1877, 4.00%, 03/01/2044	15,869	14,746
Pool AV7087, 4.00%, 03/01/2044	139,282	130,149
Pool AW0985, 4.00%, 05/01/2044	56,837	52,868
Pool AW3597, 4.00%, 06/01/2044	99,641	92,572
Pool AW5358, 4.00%, 06/01/2044	48,013	44,530
Pool AS2826, 4.00%, 07/01/2044	75,429	70,133
Pool AW8968, 4.00%, 07/01/2044	20,006	18,731
Pool AS3009, 4.00%, 08/01/2044	99,208	92,167
Pool AS3493, 4.00%, 10/01/2044	230,728	214,309
Pool AX0902, 4.00%, 10/01/2044	25,098	23,499
Pool AX3165, 4.00%, 10/01/2044	21,590	20,077
Pool AS3951, 4.00%, 11/01/2044	5,477	5,361
Pool AX4856, 4.00%, 12/01/2044	47,582	44,216
Pool AX7550, 4.00%, 12/01/2044	45,685	42,749
Pool AY5025, 4.00%, 03/01/2045	174,682	161,217
Pool AY8277, 4.00%, 05/01/2045	38,672	35,919
Pool AZ5697, 4.00%, 08/01/2045	23,017	21,379
Pool AZ9195, 4.00%, 09/01/2045	46,903	43,565
Pool BE7194, 4.00%, 03/01/2047	505,686	468,680
Pool BE7216, 4.00%, 04/01/2047	446,265	414,024
Pool BH1143, 4.00%, 04/01/2047	179,195	165,954
Pool BD2419, 4.00%, 05/01/2047	1,100,713	1,019,003
Pool BH1167, 4.00%, 05/01/2047	97,944	91,766
Pool BE3689, 4.00%, 06/01/2047	2,048,200	1,896,157
Pool BH5309, 4.00%, 06/01/2047	1,022,284	947,488
Pool BE3762, 4.00%, 07/01/2047	639,495	591,100
Pool BH5334, 4.00%, 07/01/2047	5,459	5,119
Pool BH5335, 4.00%, 07/01/2047	187,539	175,487
Pool BH5361, 4.00%, 08/01/2047	411,842	380,226
Pool BH5395, 4.00%, 09/01/2047	431,400	400,861
Pool BH4060, 4.00%, 10/01/2047	683,642	631,017
Pool BH9379, 4.00%, 10/01/2047	116,415	108,101
Pool BH5748, 4.00%, 11/01/2047	794,921	733,404
Pool BJ4571, 4.00%, 01/01/2048	169,899	157,870
Pool BK1957, 4.00%, 03/01/2048	256,880	236,842
Pool BK1968, 4.00%, 03/01/2048	520,501	480,113
Pool BK1969, 4.00%, 03/01/2048	575,360	533,481
Pool BK2557, 4.00%, 03/01/2048	920,097	852,461
Pool BJ2676, 4.00%, 04/01/2048	164,420	151,330
Pool BK2008, 4.00%, 04/01/2048	454,867	420,297
Pool BJ2752, 4.00%, 05/01/2048	864,433	797,535
Pool BJ9235, 4.00%, 06/01/2048	1,479,309	1,367,350
Pool BK5289, 4.00%, 06/01/2048	600,375	554,747
Pool CA1934, 4.00%, 06/01/2048	1,270,736	1,173,643
Pool BK0898, 4.00%, 07/01/2048	182,167	168,247
Pool BK8813, 4.00%, 07/01/2048	617,904	569,956
Pool CA2094, 4.00%, 07/01/2048	1,294,249	1,194,084
Pool BK4747, 4.00%, 08/01/2048	337,821	311,536
Pool BK8829, 4.00%, 08/01/2048	241,399	222,516
Pool BH0713, 4.00%, 09/01/2048	183,785	170,764

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BK4815, 4.00%, 09/01/2048	$615,339	$566,697
Pool BK8895, 4.00%, 09/01/2048	580,244	536,142
Pool CA2315, 4.00%, 09/01/2048	341,473	314,551
Pool BK7669, 4.00%, 10/01/2048	791,268	729,866
Pool CA2532, 4.00%, 10/01/2048	1,147,617	1,056,659
Pool BK7934, 4.00%, 11/01/2048	1,070,698	986,727
Pool BH0723, 4.00%, 12/01/2048	152,678	140,954
Pool BN0321, 4.00%, 12/01/2048	527,725	488,166
Pool BN3958, 4.00%, 12/01/2048	420,045	386,756
Pool CA2994, 4.00%, 01/01/2049	286,199	263,784
Pool BN4338, 4.00%, 02/01/2049	183,291	170,322
Pool BN4347, 4.00%, 02/01/2049	209,775	193,670
Pool BN5288, 4.00%, 02/01/2049	978,278	903,180
Pool CA3143, 4.00%, 02/01/2049	314,017	290,123
Pool BN4373, 4.00%, 03/01/2049	645,304	594,162
Pool BN4386, 4.00%, 03/01/2049	211,284	194,402
Pool BN5350, 4.00%, 03/01/2049	288,807	266,008
Pool BN6227, 4.00%, 03/01/2049	156,145	144,075
Pool CA3270, 4.00%, 03/01/2049	203,059	187,030
Pool BN6236, 4.00%, 04/01/2049	16,926	15,721
Pool BN6247, 4.00%, 04/01/2049	161,694	150,153
Pool BN6285, 4.00%, 04/01/2049	294,463	271,127
Pool BN6563, 4.00%, 04/01/2049	87,398	80,471
Pool BN6301, 4.00%, 05/01/2049	629,344	579,470
Pool BN8894, 4.00%, 05/01/2049	627,795	578,432
Pool BN8913, 4.00%, 06/01/2049	282,860	261,088
Pool BN8923, 4.00%, 06/01/2049	650,132	597,259
Pool BN8931, 4.00%, 06/01/2049	475,469	441,318
Pool BO1274, 4.00%, 07/01/2049	174,773	160,975
Pool BO1285, 4.00%, 07/01/2049	548,119	506,036
Pool BO1316, 4.00%, 07/01/2049	127,693	119,548
Pool BO1326, 4.00%, 08/01/2049	712,095	655,288
Pool BO2971, 4.00%, 09/01/2049	147,499	136,097
Pool BO5432, 4.00%, 10/01/2049	410,526	378,249
Pool BO5373, 4.00%, 12/01/2049	111,689	102,975
Pool BO8938, 4.00%, 01/01/2050	399,378	370,690
Pool BO9007, 4.00%, 02/01/2050	243,619	226,127
Pool BV8523, 4.00%, 05/01/2052	1,626,775	1,484,712
Pool BV8524, 4.00%, 05/01/2052	1,593,174	1,473,353
Pool BV9872, 4.00%, 05/01/2052	1,149,019	1,044,584
Pool BV9873, 4.00%, 05/01/2052	1,694,728	1,566,831
Pool BW1787, 4.00%, 05/01/2052	148,161	135,246
Pool BT8307, 4.00%, 06/01/2052	1,083,161	986,109
Pool CB3987, 4.00%, 06/01/2052	8,419,300	7,657,080
Pool BW6011, 4.00%, 07/01/2052	861,366	784,011
Pool CB4207, 4.00%, 07/01/2052	4,114,624	3,740,204
Pool MA4655, 4.00%, 07/01/2052	4,692,365	4,258,528
Pool BX0008, 4.00%, 09/01/2052	200,884	182,613
Pool CB6590, 4.00%, 06/01/2053	7,822,095	7,102,549
Pool CB6626, 4.00%, 07/01/2053	7,152,781	6,497,021
Pool CB6958, 4.00%, 08/01/2053	7,398,987	6,717,580
Pool CB7018, 4.00%, 09/01/2053	7,911,208	7,181,820
Pool AC4095, 4.50%, 09/01/2039	4,419	4,258
Pool AH6769, 4.50%, 03/01/2041	65,676	63,381
Pool AI3491, 4.50%, 06/01/2041	137,774	132,956

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Pool AI5362, 4.50%, 06/01/2041	$83,174	$80,265
Pool AI6155, 4.50%, 07/01/2041	104,453	100,799
Pool AI8167, 4.50%, 08/01/2041	73,284	70,721
Pool BH1145, 4.50%, 04/01/2047	100,454	95,904
Pool BK2031, 4.50%, 04/01/2048	210,975	200,852
Pool BK5278, 4.50%, 05/01/2048	631,625	603,796
Pool BK5299, 4.50%, 06/01/2048	122,472	116,620
Pool BK8815, 4.50%, 07/01/2048	78,522	74,754
Pool BK8869, 4.50%, 09/01/2048	709,712	676,269
Pool BK8905, 4.50%, 09/01/2048	321,751	305,563
Pool BN0889, 4.50%, 11/01/2048	355,538	337,817
Pool BN0323, 4.50%, 12/01/2048	260,649	247,658
Pool BN4308, 4.50%, 12/01/2048	179,750	172,614
Pool CA2842, 4.50%, 12/01/2048	385,692	367,502
Pool BN5289, 4.50%, 01/01/2049	116,561	110,551
Pool BN4339, 4.50%, 02/01/2049	191,011	181,494
Pool BN4384, 4.50%, 03/01/2049	51,581	49,310
Pool BN6238, 4.50%, 04/01/2049	118,081	112,538
Pool BN6277, 4.50%, 04/01/2049	29,387	28,214
Pool BN6302, 4.50%, 05/01/2049	7,344	6,960
Pool BN8924, 4.50%, 06/01/2049	283,331	269,633
Pool BN8932, 4.50%, 06/01/2049	107,141	101,582
Pool BO1320, 4.50%, 08/01/2049	176,242	166,946
Pool BW6012, 4.50%, 07/01/2052	594,164	559,902
Pool BW5904, 4.50%, 08/01/2052	426,618	399,540
Pool CB4293, 4.50%, 08/01/2052	5,899,489	5,525,050
Pool BX0009, 4.50%, 09/01/2052	485,726	454,896
Pool CB4717, 4.50%, 09/01/2052	7,658,603	7,172,512
Pool CB4824, 4.50%, 10/01/2052	6,842,582	6,408,273
Pool BX0443, 4.50%, 11/01/2052	1,866,811	1,750,567
Pool BX4663, 4.50%, 11/01/2052	748,088	701,451
Pool BX4161, 4.50%, 12/01/2052	628,954	589,034
Pool CB5950, 4.50%, 03/01/2053	4,896,518	4,585,706
Pool BX9384, 4.50%, 04/01/2053	608,566	574,457
Pool CB6135, 4.50%, 04/01/2053	16,582,989	15,530,422
Pool BY0168, 4.50%, 05/01/2053	643,461	602,615
Pool CB6364, 4.50%, 05/01/2053	9,023,752	8,450,935
Pool BY1804, 4.50%, 06/01/2053	708,450	664,851
Pool CB6591, 4.50%, 06/01/2053	10,294,071	9,640,639
Pool CB6627, 4.50%, 07/01/2053	8,931,295	8,364,086
Pool CB7019, 4.50%, 09/01/2053	2,818,581	2,639,661
Pool 890230, 5.00%, 07/01/2040	2,317,468	2,282,115
Pool AD8500, 5.00%, 08/01/2040	75,925	74,353
Pool AH6772, 5.00%, 03/01/2041	47,531	46,584
Pool AH8879, 5.00%, 04/01/2041	175,650	172,755
Pool AI3492, 5.00%, 06/01/2041	136,016	133,306
Pool AI6154, 5.00%, 07/01/2041	103,126	101,026
Pool BK5300, 5.00%, 05/01/2048	371,428	366,790
Pool BK8817, 5.00%, 07/01/2048	86,608	84,900
Pool BK8870, 5.00%, 09/01/2048	379,885	373,149
Pool BN6239, 5.00%, 04/01/2049	34,763	33,804
Pool BX0444, 5.00%, 11/01/2052	2,790,711	2,692,090
Pool CB5052, 5.00%, 11/01/2052	24,599,634	23,698,845
Pool BX4162, 5.00%, 12/01/2052	601,654	580,556
Pool BX4662, 5.00%, 12/01/2052	898,012	868,334

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BX4182, 5.00%, 01/01/2053	$726,364	$699,671
Pool BX6155, 5.00%, 02/01/2053	200,696	193,427
Pool BX9388, 5.00%, 03/01/2053	4,128,099	3,975,576
Pool CB5794, 5.00%, 03/01/2053	14,043,597	13,525,341
Pool CB5951, 5.00%, 03/01/2053	7,599,132	7,317,192
Pool BX9387, 5.00%, 04/01/2053	1,693,094	1,620,919
Pool BY0169, 5.00%, 05/01/2053	849,183	823,853
Pool BY1805, 5.00%, 06/01/2053	3,192,390	3,075,158
Pool BY8468, 5.00%, 08/01/2053	1,585,708	1,534,316
Pool BY9981, 5.00%, 09/01/2053	354,246	343,771
Pool CB7230, 5.00%, 10/01/2053	10,051,833	9,675,155
Pool MA5164, 5.00%, 10/01/2053	4,034,470	3,883,501
Pool CB7459, 5.00%, 11/01/2053	7,567,277	7,283,704
Pool CB7613, 5.00%, 12/01/2053	2,352,957	2,264,783
Pool DB0787, 5.00%, 04/01/2054	160,324	154,316
Pool DB2784, 5.00%, 05/01/2054	320,872	308,848
Pool 890246, 5.50%, 11/01/2038	1,072,233	1,076,068
Pool BX0445, 5.50%, 11/01/2052	4,235,676	4,179,601
Pool BX4163, 5.50%, 12/01/2052	1,277,804	1,263,094
Pool CB5228, 5.50%, 12/01/2052	15,059,105	14,851,976
Pool CB5391, 5.50%, 12/01/2052	6,089,584	6,008,046
Pool BX4176, 5.50%, 01/01/2053	626,780	618,218
Pool BX6156, 5.50%, 02/01/2053	1,184,555	1,175,496
Pool CB5607, 5.50%, 02/01/2053	2,635,872	2,600,569
Pool CB5762, 5.50%, 02/01/2053	3,021,035	2,978,395
Pool BX9385, 5.50%, 04/01/2053	904,705	897,143
Pool BY0170, 5.50%, 05/01/2053	1,276,573	1,265,450
Pool BY1806, 5.50%, 06/01/2053	1,231,384	1,219,209
Pool BY8469, 5.50%, 08/01/2053	1,919,580	1,890,411
Pool BY9982, 5.50%, 09/01/2053	1,583,176	1,567,070
Pool CB7233, 5.50%, 10/01/2053	12,571,056	12,377,764
Pool DA1488, 5.50%, 10/01/2053	832,397	820,605
Pool CB7456, 5.50%, 11/01/2053	8,924,133	8,786,918
Pool DA4978, 5.50%, 11/01/2053	339,275	333,962
Pool CB7592, 5.50%, 12/01/2053	12,077,270	11,888,147
Pool DA8573, 5.50%, 02/01/2054	812,789	800,295
Pool CB8233, 5.50%, 03/01/2054	13,347,467	13,135,699
Pool DB0789, 5.50%, 04/01/2054	1,668,303	1,641,456
Pool DB2785, 5.50%, 05/01/2054	2,025,937	1,993,293
Pool DB5325, 5.50%, 05/01/2054	787,975	776,859
Pool 890247, 6.00%, 09/01/2038	1,046,381	1,068,397
Pool BX0446, 6.00%, 11/01/2052	964,511	968,331
Pool BX4164, 6.00%, 12/01/2052	2,235,034	2,248,003
Pool BX4177, 6.00%, 01/01/2053	1,635,032	1,653,806
Pool BX6157, 6.00%, 02/01/2053	655,994	661,314
Pool BX9386, 6.00%, 04/01/2053	1,850,780	1,859,784
Pool BY0171, 6.00%, 05/01/2053	1,622,411	1,641,133
Pool BY1807, 6.00%, 06/01/2053	759,536	761,864
Pool BY8470, 6.00%, 08/01/2053	909,299	918,252
Pool BY9983, 6.00%, 09/01/2053	897,035	904,418
Pool DA1489, 6.00%, 10/01/2053	874,314	876,725
Pool DA4979, 6.00%, 11/01/2053	1,057,331	1,062,039
Pool CB7612, 6.00%, 12/01/2053	13,564,257	13,593,298
Pool CB7745, 6.00%, 12/01/2053	10,686,806	10,716,271
Pool DA5136, 6.00%, 01/01/2054	804,652	806,313

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
Pool DA8574, 6.00%, 03/01/2054	$1,907,696	$1,910,825
Pool DB0792, 6.00%, 04/01/2054	1,632,595	1,639,588
Pool CB8426, 6.00%, 05/01/2054	7,057,421	7,069,270
Pool DB2786, 6.00%, 05/01/2054	3,971,050	3,976,952
Pool 886136, 6.50%, 07/01/2036	141,208	145,157
Pool 900106, 6.50%, 08/01/2036	47,540	49,136
Pool 900649, 6.50%, 09/01/2036	55,250	56,158
Pool 947771, 6.50%, 09/01/2037	30,860	31,756
Pool BY9984, 6.50%, 09/01/2053	804,428	829,336
Pool DA1490, 6.50%, 10/01/2053	432,121	444,012
Pool MA5167, 6.50%, 10/01/2053	11,534,259	11,726,393
Pool DA4980, 6.50%, 11/01/2053	605,261	616,032
Pool CB7746, 6.50%, 12/01/2053	14,487,368	14,732,662
Pool DA5137, 6.50%, 12/01/2053	2,517,337	2,559,959
Pool DA8575, 6.50%, 02/01/2054	1,687,380	1,719,288
Pool CB8427, 6.50%, 04/01/2054	6,505,623	6,613,788
Pool DB0794, 6.50%, 04/01/2054	2,137,211	2,178,712
Pool CB8456, 6.50%, 05/01/2054	4,437,547	4,511,328
Pool DB2791, 6.50%, 05/01/2054	2,708,989	2,761,594
Pool DA4981, 7.00%, 11/01/2053	1,102,444	1,145,672
Pool DA5138, 7.00%, 01/01/2054	1,250,556	1,285,416
Pool DA8576, 7.00%, 02/01/2054	1,191,983	1,229,046
Pool DB2792, 7.00%, 05/01/2054	538,962	558,280
Pool DA5139, 7.50%, 12/01/2053	661,308	692,177
		818,031,866

FRESB Multifamily Mortgage Pass-Through Certificates - 0.41%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	2,676,443	2,481,154
Pool 2021-SB82, 0.67%, 11/25/2025 (b)	1,983,899	1,863,730
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	3,138,812	2,900,425
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	2,120,474	1,860,133
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	965,016	838,469
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	1,975,278	1,688,836
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	1,977,309	1,817,586
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	422,225	393,390
Pool 2017-SB43, 6.14%, (SOFR30A+0.814%), 10/25/2037 (b)	134,330	133,139
		13,976,862

GNMA Multifamily - 12.01%
Pool 2021-31, 1.10%, 01/16/2061	2,149,546	1,525,732
Pool 2021-36, 1.15%, 03/16/2057	626,619	458,970
Pool 2021-47, 1.15%, 03/16/2061	4,687,134	3,344,671
Pool 2021-28, 1.20%, 01/16/2062	2,613,282	1,884,985
Pool 2021-186, 1.25%, 05/16/2052	4,637,592	3,668,190
Pool 2021-5, 1.25%, 01/16/2061	455,436	328,694
Pool 2021-51, 1.25%, 10/16/2062	912,537	660,565
Pool 2020-135, 1.30%, 01/16/2063	1,299,538	943,968
Pool 2021-134 KQ, 1.40%, 03/16/2060	335,028	245,344
Pool 2021-43, 1.40%, 03/16/2062	4,863,556	3,581,340
Pool 2022-23 AE, 1.50%, 04/16/2046	2,914,143	2,557,660
Pool 2022-3 AN, 1.50%, 09/16/2051	4,872,100	3,934,607
Pool 2022-17 AJ, 1.50%, 05/16/2056	476,136	365,327
Pool 2021-79, 1.50%, 10/16/2057	1,004,322	782,233
Pool 2021-218 AG, 1.50%, 11/16/2059	796,016	590,942
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,134,573	875,001
Pool 2021-217 AB, 1.50%, 12/16/2061	1,367,295	1,119,221

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2021-68, 1.50%, 12/16/2061	$1,253,586	$967,381
Pool 2022-2 AC, 1.50%, 01/16/2062	559,017	428,502
Pool 2020-89 AB, 1.50%, 02/16/2062	401,722	296,146
Pool 2020-69, 1.50%, 03/16/2062	960,891	707,835
Pool 2021-164, 1.50%, 03/16/2062	2,619,308	2,018,412
Pool 2020-139, 1.50%, 04/16/2062	763,638	565,173
Pool 2021-210, 1.50%, 05/16/2062	484,796	356,758
Pool 2020-158, 1.50%, 09/16/2062	2,471,729	1,830,022
Pool 2021-102 AD, 1.50%, 10/16/2062	871,952	644,702
Pool 2020-170, 1.50%, 11/16/2062	387,915	282,438
Pool 2021-183, 1.50%, 01/16/2063	1,423,461	1,051,586
Pool 2021-40, 1.50%, 02/16/2063	707,404	522,589
Pool 2021-21, 1.50%, 06/16/2063	4,652,288	3,438,495
Pool 2021-164, 1.50%, 10/16/2063	384,106	282,569
Pool 2022-7 AC, 1.50%, 01/16/2064	1,832,480	1,362,404
Pool 2013-85 A, 1.55%, 09/16/2046	162,461	146,129
Pool 2013-7 AC, 1.60%, 03/16/2047	430,803	381,207
Pool 2021-75, 1.60%, 04/16/2062	2,240,245	1,672,860
Pool 2020-197, 1.60%, 10/16/2062	3,412,107	2,549,232
Pool 2021-200, 1.60%, 10/16/2062	424,200	324,404
Pool 2022-21 AB, 1.60%, 12/16/2062	1,353,482	1,029,179
Pool 2020-100, 1.65%, 04/16/2062	756,423	580,250
Pool 2021-170, 1.65%, 12/16/2062	753,957	565,829
Pool 2021-65, 1.65%, 12/16/2062	389,202	291,312
Pool 2021-220 AC, 1.65%, 11/16/2063	4,652,685	3,487,586
Pool 2012-139 AB, 1.67%, 02/16/2053	42,594	32,837
Pool 2021-90, 1.70%, 05/16/2061	1,975,459	1,482,793
Pool 2013-50 AB, 1.73%, 05/16/2045	177,447	163,135
Pool 2022-15 AP, 1.75%, 12/16/2055	1,261,937	984,250
Pool 2021-222 AP, 1.75%, 02/16/2056	5,321,805	4,170,506
Pool 2022-14 AG, 1.75%, 01/01/2058	2,154,510	1,648,626
Pool 2021-128 PT, 1.75%, 06/16/2061	454,402	343,108
Pool 2022-41 AD, 1.75%, 01/16/2062	1,719,835	1,388,487
Pool 2021-80, 1.75%, 06/16/2062	1,869,473	1,444,263
Pool 2022-8 AB, 1.75%, 07/16/2062	1,449,150	1,139,915
Pool 2020-128, 1.75%, 10/16/2062	1,924,080	1,448,590
Pool 2021-110 AC, 1.75%, 10/16/2062	136,558	103,649
Pool 2021-33, 1.75%, 10/16/2062	1,085,351	819,038
Pool 2022-042, 1.75%, 03/16/2063	951,196	733,349
Pool 2022-038, 1.75%, 04/16/2064	7,548,064	5,688,874
Pool 2012-144 AD, 1.77%, 01/16/2053	130,820	112,011
Pool 2012-99 AE, 1.80%, 02/16/2048	320,700	266,920
Pool 2013-12 AB, 1.83%, 11/16/2052	86,709	79,819
Pool 2013-72 AC, 1.88%, 05/16/2046	286,998	254,797
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	625,454	500,400
Pool 2012-150 AB, 1.90%, 08/16/2044	17,849	16,918
Pool 2012-120 A, 1.90%, 02/16/2053	706,379	587,794
Pool 2020-71, 1.90%, 01/16/2062	720,796	550,218
Pool 2022-59 AB, 2.00%, 07/16/2043	1,319,380	1,193,785
Pool 2022-115, 2.00%, 09/16/2048	9,489,720	8,232,715
Pool 2013-128 AB, 2.00%, 10/16/2051	789,179	674,532
Pool 2011-143, 2.00%, 10/16/2057	1,436,643	1,106,941
Pool 2017-7, 2.00%, 11/16/2058	63,997	50,075
Pool 2022-77 AD, 2.00%, 01/16/2062	1,217,098	971,662
Pool 2020-118 AC, 2.00%, 04/16/2062	585,321	451,981

The accompanying notes are an integral part of the financial statements.

23

	Principal Amount	Value
Pool 2020-91 AQ, 2.00%, 05/16/2062	$1,131,488	$866,480
Pool 2020-106 AG, 2.00%, 06/16/2062	745,174	573,192
Pool 2020-111 AD, 2.00%, 09/15/2062	1,491,931	1,155,007
Pool 2020-159, 2.00%, 10/16/2062	1,436,069	1,108,575
Pool 2022-042, 2.00%, 10/16/2062	959,591	768,140
Pool 2022-71 AH, 2.00%, 05/16/2063	1,913,641	1,513,674
Pool 2022-035, 2.00%, 10/16/2063 (b)	350,456	277,599
Pool 2022-49 AH, 2.00%, 03/16/2064	5,607,547	4,322,361
Pool 2022-73 AK, 2.00%, 03/16/2064	2,171,035	1,685,498
Pool 2012-112 AD, 2.09%, 02/16/2053	64,722	53,956
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	152,587	128,060
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	4,822,149	3,765,034
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	112,789	90,727
Pool AA8478, 2.15%, 05/15/2035	234,400	233,730
Pool AA8479, 2.15%, 11/15/2035	495,524	494,109
Pool 2022-082, 2.15%, 12/16/2050	1,389,530	1,176,906
Pool 2022-96 DA, 2.15%, 02/16/2057	757,281	594,551
Pool 2022-72 AD, 2.15%, 04/16/2063	466,256	368,208
Pool 2012-70 AB, 2.18%, 08/16/2052	14,503	13,973
Pool 2013-94 AB, 2.20%, 03/16/2054	202,902	172,194
Pool 2016-152, 2.20%, 08/15/2058	1,074,862	846,389
Pool 2020-2020, 2.20%, 04/16/2061	488,364	405,428
Pool 2020-70, 2.20%, 04/16/2062	519,636	404,541
Pool AC5324, 2.23%, 09/15/2032	522,739	484,286
Pool 2016-40, 2.25%, 03/16/2050	2,238,088	1,913,763
Pool 2019-127, 2.25%, 08/16/2053	316,120	254,796
Pool 2016-175, 2.25%, 09/16/2058	1,703,149	1,338,420
Pool 2020-10, 2.25%, 05/16/2060	2,178,292	1,836,674
Pool 2020-48, 2.25%, 11/16/2061	1,577,415	1,235,969
Pool 2022-149, 2.25%, 03/16/2062	4,637,843	4,181,788
Pool 2021-112 AC, 2.25%, 10/16/2063	1,402,015	1,098,969
Pool 2022-167, 2.30%, 10/16/2050	8,801,699	7,879,745
Pool 2017-20, 2.30%, 09/16/2057	717,706	578,745
Pool 2016-125, 2.30%, 12/16/2057	393,186	308,873
Pool 2017-003, 2.30%, 09/16/2058	1,013,497	801,426
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	500,000	433,568
Pool 2015-125 AB, 2.35%, 04/16/2047	1,356,071	1,196,742
Pool 2016-87, 2.35%, 03/16/2058	289,913	233,274
Pool 2020-26 AD, 2.35%, 04/15/2061	2,449,729	1,981,946
Pool 2016-40, 2.40%, 06/16/2049	744,055	638,525
Pool 2018-16, 2.40%, 03/16/2050	3,117,002	2,748,756
Pool 2017-30, 2.40%, 03/16/2051	1,088,430	937,374
Pool 2018-26, 2.40%, 03/16/2052	1,249,792	1,136,419
Pool 2017-50, 2.40%, 01/16/2057	2,108,926	1,673,484
Pool 2017-16, 2.40%, 01/16/2058	570,161	462,320
Pool 2017-29, 2.40%, 01/16/2058	1,238,664	1,041,626
Pool 2016-113, 2.40%, 02/16/2058	552,430	436,727
Pool 2017-49, 2.40%, 05/16/2058	1,329,732	1,102,446
Pool 2017-41, 2.40%, 07/16/2058	437,806	381,297
Pool 2020-24 AB, 2.40%, 08/16/2061	851,047	691,768
Pool 2017-169, 2.45%, 03/16/2050	1,232,391	1,095,780
Pool 2020-23 AC, 2.45%, 02/16/2062	605,795	489,926
Pool 2023-174 AE, 2.50%, 09/16/2046 (b)	7,876,489	7,100,366
Pool 2018-30, 2.50%, 10/16/2048	54,610	53,652
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,562,092	7,711,573

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2017-111, 2.50%, 06/16/2051	$72,454	$65,795
Pool 2015-114 AD, 2.50%, 11/15/2051	284,561	267,871
Pool 2022-162, 2.50%, 04/16/2054	2,190,666	1,889,572
Pool 2022-150, 2.50%, 07/16/2055	1,241,590	1,099,805
Pool 2017-9, 2.50%, 09/16/2056	500,821	401,644
Pool 2017-157, 2.50%, 10/16/2056	374,750	326,708
Pool 2017-28, 2.50%, 02/16/2057	2,187,528	1,748,689
Pool 2016-36 A, 2.50%, 03/16/2057	123,133	103,615
Pool 2017-72, 2.50%, 04/16/2057	436,790	349,489
Pool 2016-71, 2.50%, 10/16/2057	1,142,132	919,222
Pool 2017-46, 2.50%, 11/16/2057	1,605,925	1,284,949
Pool 2017-64, 2.50%, 11/16/2057	372,524	297,764
Pool 2017-22, 2.50%, 12/16/2057	2,424,172	1,958,141
Pool 2017-47, 2.50%, 08/16/2058	278,479	238,095
Pool 2017-81, 2.50%, 09/16/2058	255,508	208,703
Pool 2017-97, 2.50%, 09/16/2058	229,899	187,527
Pool 2018-3, 2.50%, 10/16/2058	2,803,473	2,326,504
Pool 2017-154, 2.50%, 12/16/2058	1,752,355	1,411,998
Pool 2017-127, 2.50%, 02/16/2059	490,418	394,262
Pool 2017-143, 2.50%, 02/16/2059	841,279	673,515
Pool 2018-75, 2.50%, 04/16/2059	664,627	577,482
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,209,663	1,763,964
Pool 2018-2, 2.50%, 07/16/2059	407,666	329,019
Pool 2017-169, 2.50%, 09/16/2059	74,976	60,372
Pool 2019-141, 2.50%, 08/16/2060	828,756	668,167
Pool 2020-8 AL, 2.50%, 01/16/2061	280,952	233,682
Pool 2019-107, 2.50%, 02/16/2061	514,558	411,988
Pool 2020-2 AH, 2.50%, 02/16/2061	2,273,112	1,877,145
Pool 2019-147 AE, 2.50%, 06/16/2061	617,382	492,024
Pool 2020-72, 2.50%, 02/16/2062	1,748,700	1,415,596
Pool 2020-10 AC, 2.50%, 04/16/2062	1,290,000	1,033,253
Pool 2016-64, 2.55%, 12/16/2057	761,911	621,856
Pool 2019-124, 2.55%, 09/16/2060	196,064	171,376
Pool 2018-74 AG, 2.60%, 12/16/2050	103,164	101,283
Pool 2017-106, 2.60%, 04/16/2051	74,159	66,435
Pool 2015-101 AE, 2.60%, 03/16/2052	247,288	215,674
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,470,196	1,265,214
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	1,797,962	1,519,644
Pool 2018-69, 2.60%, 03/16/2056	511,118	484,360
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	420,826	351,018
Pool 2016-24, 2.60%, 12/16/2056	126,225	109,897
Pool 2016-41, 2.60%, 06/16/2057	89,345	73,095
Pool 2017-90, 2.60%, 07/16/2057	2,026,661	1,740,952
Pool 2017-62, 2.60%, 11/16/2057	739,379	636,714
Pool 2017-92, 2.60%, 06/16/2058	961,016	837,571
Pool 2018-16, 2.60%, 06/16/2058	2,201,250	1,870,006
Pool 2017-74, 2.60%, 09/16/2058	2,529,774	2,076,894
Pool 2018-28, 2.60%, 09/16/2058	3,583,750	3,025,700
Pool 2017-108, 2.60%, 10/16/2058	399,239	333,611
Pool 2017-135, 2.60%, 10/16/2058	2,180,553	1,788,540
Pool 2017-70, 2.60%, 10/16/2058	156,715	130,189
Pool 2017-102, 2.60%, 12/16/2058 (b)	964,417	780,117
Pool 2017-124, 2.60%, 12/16/2058	430,937	356,352
Pool 2017-131, 2.60%, 12/16/2058 (b)	956,754	775,182
Pool 2018-9, 2.60%, 12/16/2058	997,722	823,103

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
Pool 2017-105, 2.60%, 01/16/2059	$284,111	$237,409
Pool 2017-143, 2.60%, 01/16/2059	1,232,493	1,005,369
Pool 2017-94, 2.60%, 02/16/2059	178,818	148,485
Pool 2017-169, 2.60%, 04/16/2059 (b)	3,290,541	2,685,572
Pool 2017-185, 2.60%, 04/16/2059 (b)	104,953	85,899
Pool 2017-126, 2.60%, 05/16/2059	65,246	54,743
Pool 2017-152, 2.60%, 05/16/2059	300,949	248,915
Pool 2017-61, 2.60%, 05/16/2059	393,406	333,158
Pool 2018-41 AD, 2.60%, 06/16/2059	550,099	495,152
Pool 2018-35, 2.60%, 09/16/2059	2,303,451	1,954,945
Pool 2019-88, 2.60%, 12/16/2059	509,528	440,253
Pool 2017-190, 2.60%, 03/16/2060	595,121	489,061
Pool 2019-147, 2.60%, 09/16/2060	142,986	119,312
Pool 2019-130, 2.60%, 11/16/2061	293,687	250,200
Pool 2017-7, 2.61%, 12/16/2058 (b)	2,585,067	1,821,361
Pool 591746, 2.63%, 06/15/2048	689,599	687,442
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	84,752	75,451
Pool 2015-86 AC, 2.65%, 03/16/2050	288,020	267,647
Pool 2015-171 EA, 2.65%, 12/16/2052	35,020	29,443
Pool 2016-178, 2.65%, 08/16/2058	2,318,550	1,930,156
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	175,218	152,689
Pool 2018-60, 2.70%, 12/16/2058	653,328	574,133
Pool 2017-159, 2.70%, 01/16/2059	476,889	391,808
Pool 2018-25, 2.70%, 04/16/2059	4,483,685	3,823,261
Pool 2018-43, 2.70%, 10/16/2059	805,117	670,375
Pool 2022-102, 2.70%, 06/16/2064 (b)	3,035,929	2,492,866
Pool AC3668, 2.73%, 04/15/2043	1,641,690	1,636,700
Pool 2018-62, 2.75%, 05/16/2051	526,754	475,099
Pool 2016-39, 2.75%, 01/16/2056	1,317,106	1,089,342
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	301,689	269,297
Pool 2017-54, 2.75%, 09/16/2057	176,245	150,216
Pool 2019-81 AC, 2.75%, 08/16/2060	46,779	39,555
Pool 2019-146, 2.75%, 07/16/2061 (b)	811,144	689,261
Pool 2022-163, 2.75%, 07/16/2062	539,767	479,024
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	433,015	382,636
Pool 2014-186 AH, 2.80%, 08/16/2054	88,003	78,113
Pool 2015-140 AC, 2.80%, 11/16/2056	539,473	474,021
Pool 2018-56, 2.80%, 04/16/2058	1,850,259	1,634,824
Pool BX1556, 2.80%, 06/15/2062	9,154,939	8,362,617
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	39,697	34,753
Pool 2018-82, 2.85%, 12/16/2051	1,039,576	906,980
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	7,892	7,758
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	605,348	532,330
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	38,434	35,893
Pool AV9479, 2.90%, 10/15/2051	7,514,034	7,492,206
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	463,271
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	333,945	297,931
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	218,553	196,627
Pool 2018-110, 2.90%, 09/16/2059	136,197	119,117
Pool 2019-94 AG, 2.95%, 07/16/2060	303,137	278,149
Pool 2016-40, 2.96%, 05/16/2050 (b)	775,036	682,545
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,664,586
Pool 2018-73, 3.00%, 04/16/2049	116,993	109,086
Pool 2018-96, 3.00%, 09/16/2049	478,743	437,733
Pool 2018-62, 3.00%, 05/16/2050	79,242	73,608

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2018-98, 3.00%, 10/16/2050	$76,266	$72,531
Pool 2019-53, 3.00%, 06/16/2051	35,506	34,886
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,078,275
Pool 2022-187, 3.00%, 03/16/2054	437,774	395,900
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	352,082
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,459,574	1,301,852
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	525,774	462,487
Pool 2018-88, 3.00%, 02/16/2058	857,456	743,127
Pool 2018-43, 3.00%, 12/16/2058	158,758	143,919
Pool 2019-63, 3.00%, 02/16/2060	175,778	161,579
Pool 2019-47, 3.00%, 05/16/2060	124,091	107,910
Pool 2019-66, 3.00%, 05/16/2060	1,622	1,591
Pool 2019-75 AC, 3.00%, 05/16/2060	378,055	350,669
Pool 2023-26, 3.00%, 05/16/2064 (b)	2,224,439	1,934,438
Pool 2022-144, 3.00%, 10/16/2064 (b)	717,630	608,101
Pool 2014-164 BA, 3.05%, 09/16/2052	146,732	141,380
Pool AS2544, 3.10%, 04/15/2042	679,256	628,054
Pool 2014-164 AN, 3.10%, 03/16/2055 (b)	583,158	506,282
Pool AK8205, 3.10%, 09/15/2055	2,112,937	1,932,765
Pool 2018-85, 3.10%, 07/16/2057 (b)	685,182	615,911
Pool 2019-64, 3.10%, 01/16/2060	385,963	349,726
Pool 2019-105 A, 3.10%, 05/16/2061	9,923	8,919
Pool 2022-220, 3.15%, 04/16/2053	1,455,315	1,325,308
Pool 2022-184, 3.15%, 01/16/2054	3,568,579	3,248,870
Pool 2023-30, 3.15%, 07/16/2057	1,590,607	1,450,024
Pool 2018-136 AE, 3.15%, 09/16/2058	857,503	784,888
Pool 2019-32, 3.15%, 12/16/2059	602,401	575,682
Pool 2019-80 AB, 3.15%, 11/16/2060	34,237	29,729
Pool 2018-99, 3.20%, 01/16/2052	4,306	4,285
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	800,100
Pool AK7840, 3.25%, 03/15/2050	845,803	795,504
Pool 2022-202 AB, 3.25%, 07/16/2053 (b)	4,872,857	4,382,373
Pool 2022-199, 3.25%, 02/16/2054	629,121	577,403
Pool 2023-73, 3.25%, 09/16/2055 (b)	3,933,051	3,567,626
Pool 2023-33, 3.25%, 06/16/2056 (b)	2,988,718	2,618,818
Pool 2023-2, 3.25%, 07/16/2056 (b)	1,958,664	1,778,187
Pool 2019-26, 3.25%, 01/16/2060	59,233	58,299
Pool 2019-37, 3.25%, 02/16/2060	898,182	837,231
Pool 2018-165 AB, 3.25%, 09/16/2060	1,397,341	1,221,233
Pool 2023-50, 3.25%, 09/16/2063 (b)	1,971,114	1,728,632
Pool 2023-34, 3.25%, 01/16/2064 (b)	2,954,200	2,593,669
Pool 2023-95 AD, 3.25%, 04/16/2064 (b)	2,289,093	2,031,613
Pool 2023-78, 3.25%, 06/16/2064 (b)	2,979,177	2,624,531
Pool 2014-155 DC, 3.33%, 06/16/2047 (b)	556,817	526,471
Pool 2014-61 A, 3.34%, 02/16/2054 (b)	567,390	519,254
Pool 2023-31, 3.35%, 01/16/2056	1,718,923	1,533,297
Pool AT8470, 3.40%, 10/15/2051	1,693,139	1,552,581
Pool AN9543, 3.45%, 11/15/2050	1,519,411	1,410,423
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	458,406	413,853
Pool 2023-124 GK, 3.50%, 03/16/2055 (b)	5,923,535	5,463,418
Pool 2023-92 AC, 3.50%, 10/16/2062 (b)	3,819,255	3,484,049
Pool 2023-36, 3.50%, 03/16/2063 (b)	1,315,507	1,188,115
Pool 2023-139 AG, 3.50%, 06/16/2064 (b)	4,978,779	4,443,678
Pool AD8950, 3.51%, 09/15/2048	1,860,593	1,854,810
Pool AM0526, 3.51%, 05/15/2050	986,284	925,802

The accompanying notes are an integral part of the financial statements.

27

	Principal Amount	Value
Pool AH5339, 3.55%, 12/15/2050	$1,164,296	$1,084,341
Pool AC6851, 3.62%, 08/15/2048	822,586	820,031
Pool AC6853, 3.62%, 08/15/2048	822,586	820,031
Pool 661707, 3.75%, 12/15/2054	804,419	764,826
Pool 2023-159 AE, 3.75%, 08/16/2055 (b)	311,253	295,797
Pool 2023-8, 3.75%, 10/16/2063	2,851,027	2,638,158
Pool 2023-119 AE, 3.75%, 03/16/2064 (b)	6,851,181	6,210,473
Pool AG7484, 3.83%, 03/15/2049	418,835	417,548
Pool AO6152, 3.94%, 01/15/2045	1,728,274	1,631,643
Pool 2023-126 A, 4.00%, 06/16/2050	2,019,045	1,930,598
Pool AH7386, 4.00%, 11/15/2053	1,774,450	1,678,337
Pool 2023-126 AB, 4.00%, 06/16/2054	3,105,029	2,930,987
Pool 2023-91 AC, 4.00%, 02/16/2055	5,747,432	5,432,477
Pool 2023-44, 4.00%, 08/16/2056	5,264,031	4,840,731
Pool 2023-142 A, 4.00%, 08/16/2063 (b)	1,102,082	1,041,517
Pool 2023-197, 4.00%, 01/16/2064 (b)	2,591,674	2,403,218
Pool 768250, 4.01%, 08/15/2052	2,218,037	2,202,244
Pool 2024-50 AB, 4.25%, 10/16/2055	3,992,381	3,819,828
Pool 2023-144 AB, 4.25%, 12/16/2057	1,121,558	1,073,398
Pool 2023-104 AC, 4.25%, 10/16/2062	9,708,557	9,267,466
Pool 2024-93 A, 4.50%, 04/16/2054 (b)	3,500,000	3,388,678
Pool 2024-36, 4.50%, 07/01/2054 (b)	1,112,700	1,070,103
Pool 2024-18, 4.50%, 05/16/2055	5,464,683	5,236,728
Pool 2024-52 A, 4.50%, 03/16/2056 (b)	2,235,276	2,152,561
Pool 2024-86 AE, 4.50%, 03/16/2056	2,000,000	1,921,983
Pool 2024-88 AB, 4.50%, 02/16/2064 (b)	2,000,000	1,939,964
Pool 2024-17, 4.50%, 05/16/2064	548,423	522,059
Pool 2024-12, 4.50%, 08/01/2064	4,664,912	4,438,780
Pool AH1338, 4.61%, 06/15/2055	454,603	431,529
Pool 2024-70 BA, 4.75%, 07/16/2054	2,996,450	2,896,240
Pool 2024-87 AB, 4.75%, 03/01/2065	2,250,000	2,179,532
Pool 2023-177 V, 5.00%, 08/16/2040	1,462,368	1,429,449
Pool 2023-177 A, 5.00%, 09/16/2051	1,877,164	1,839,763
Pool 699710, 5.43%, 07/15/2044	317,344	315,955
Pool 637911, 6.00%, 07/15/2035	274,010	272,999
Pool 636413, 6.25%, 04/15/2036	491,687	490,004
		410,613,635

GNMA Single Family - 0.38%
Pool BV1487, 2.50%, 08/20/2050	209,377	174,053
Pool G2 CE6248, 2.50%, 08/20/2051	220,048	182,709
Pool AD1699, 3.00%, 02/15/2043	50,420	44,655
Pool AV5053, 3.00%, 10/20/2046	286,291	246,657
Pool AX5461, 3.00%, 12/20/2046	630,183	539,066
Pool AX5544, 3.00%, 01/20/2047	146,890	127,003
Pool BV1491, 3.00%, 08/20/2050	384,651	331,374
Pool 779354, 3.50%, 06/15/2042	3,612	3,301
Pool AX5545, 3.50%, 01/20/2047	409,793	369,730
Pool BC5351, 3.50%, 09/20/2047	245,161	221,540
Pool BD9036, 3.50%, 11/20/2047	571,861	515,262
Pool 737576, 4.00%, 11/15/2040	11,235	10,625
Pool 737712, 4.00%, 12/15/2040	87,863	82,650
Pool 757173, 4.00%, 12/20/2040	70,689	66,300
Pool 737837, 4.00%, 01/15/2041	178,808	168,198
Pool 759104, 4.00%, 01/15/2041	74,565	69,773

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2759436, 4.00%, 01/20/2041	$53,475	$50,157
Pool 2759466, 4.00%, 01/20/2041	140,597	131,873
Pool 759191, 4.00%, 02/15/2041	221,732	206,388
Pool 2759301, 4.00%, 02/20/2041	139,529	130,875
Pool 2763042, 4.00%, 04/20/2041	61,325	56,736
Pool 738629, 4.00%, 08/15/2041	281,861	265,136
Pool 738630, 4.00%, 08/15/2041	232,121	218,347
Pool 770515, 4.00%, 08/15/2041	357,630	332,879
Pool 738735, 4.00%, 09/15/2041	80,518	75,344
Pool 738954, 4.00%, 11/15/2041	47,480	44,289
Pool 778766, 4.00%, 01/15/2042	267,770	251,880
Pool 778847, 4.00%, 02/15/2042	40,044	37,533
Pool AF3781, 4.00%, 09/15/2043	281,209	263,130
Pool AG8734, 4.00%, 12/15/2043	86,641	81,497
Pool BH0074, 4.00%, 06/20/2048	865,057	797,360
Pool BI3170, 4.00%, 07/20/2048	155,367	143,197
Pool 717198, 4.50%, 06/15/2039	144,510	139,709
Pool 714594, 4.50%, 07/15/2039	30,043	29,045
Pool 720208, 4.50%, 07/15/2039	140,832	136,042
Pool 726402, 4.50%, 10/15/2039	12,476	12,020
Pool 728954, 4.50%, 12/15/2039	101,084	97,371
Pool 729017, 4.50%, 01/15/2040	193,020	185,026
Pool 737051, 4.50%, 03/15/2040	128,053	124,248
Pool 737222, 4.50%, 05/15/2040	109,444	106,192
Pool 698160, 4.50%, 07/15/2040	54,489	52,314
Pool 748456, 4.50%, 08/15/2040	139,767	135,127
Pool 738152, 4.50%, 04/15/2041	373,541	360,244
Pool 738267, 4.50%, 05/15/2041	116,073	112,081
Pool 763543, 4.50%, 05/15/2041	73,323	70,061
Pool 738397, 4.50%, 06/15/2041	244,251	236,995
Pool 770396, 4.50%, 06/15/2041	48,231	46,110
Pool 2783417, 4.50%, 08/20/2041	1,735,180	1,690,923
Pool BH0075, 4.50%, 06/20/2048	259,567	247,203
Pool 688624, 5.00%, 05/15/2038	71,915	71,395
Pool 411105, 5.00%, 01/15/2039	23,075	22,841
Pool 439079, 5.00%, 02/15/2039	105,614	104,640
Pool 646728, 5.00%, 03/15/2039	68,450	68,040
Pool 646750, 5.00%, 04/15/2039	52,983	53,057
Pool 646777, 5.00%, 05/15/2039	32,458	32,263
Pool 720288, 5.00%, 08/15/2039	82,076	80,493
Pool 722944, 5.00%, 08/15/2039	51,323	51,047
Pool 723006, 5.00%, 10/15/2039	124,940	125,010
Pool 726403, 5.00%, 10/15/2039	22,260	22,065
Pool 737055, 5.00%, 03/15/2040	32,128	32,051
Pool 658393, 5.00%, 06/15/2040	168,218	166,367
Pool 2783418, 5.00%, 06/20/2040	1,089,897	1,048,583
Pool 684677, 5.50%, 03/15/2038	68,740	69,710
Pool 2688636, 5.50%, 05/20/2038	60,582	61,109
Pool 690974, 5.50%, 06/15/2038	36,447	36,782
Pool 2409120, 5.50%, 07/20/2038	48,057	48,440
Pool 2700671, 5.50%, 10/20/2038	62,924	63,735
Pool 411116, 5.50%, 01/15/2039	125,266	127,035
Pool 2684988, 6.00%, 03/20/2038	75,047	75,971
Pool 688626, 6.00%, 05/15/2038	95,642	96,790
Pool 2693900, 6.00%, 07/20/2038	118,241	120,282

The accompanying notes are an integral part of the financial statements.

29

	Principal Amount	Value
Pool 696513, 6.00%, 08/15/2038	$30,874	$31,244
Pool 2696843, 6.00%, 08/20/2038	50,093	50,660
Pool 699255, 6.00%, 09/15/2038	119,925	121,604
Pool 705999, 6.00%, 01/15/2039	80,035	80,996
Pool 530199, 7.00%, 03/20/2031	32,188	31,986
		12,914,424

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	328,243

Small Business Administration - 0.45%
Pool American, 1.25%, 04/11/2038 (b)	531,729	537,836
Pool Cleburne, 1.25%, 07/15/2038 (b)	398,190	404,043
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	199,089	207,003
Pool Premie, 2.96%, 08/29/2038 (b)	571,280	611,924
Pool 507253, 5.75%, (PRIME-2.750%), 05/25/2030 (b)	10,719	10,715
Pool 508206, 5.85%, (PRIME-2.650%), 09/25/2032 (b)	11,226	11,223
Pool 508298, 5.85%, (PRIME-2.650%), 01/25/2033 (b)	123,215	123,189
Pool 508506, 5.88%, (PRIME-2.625%), 06/25/2033 (b)	44,126	44,026
Pool 530311, 5.95%, (PRIME-2.550%), 04/25/2033 (b)	2,237,138	2,223,125
Pool 509596, 6.50%, (PRIME-2.000%), 11/25/2024 (b)	14,881	14,758
Pool 509670, 6.50%, (PRIME-2.000%), 04/25/2025 (b)	20,879	20,687
Pool 509678, 6.50%, (PRIME-2.000%), 05/25/2025 (b)	71,879	71,248
Pool 509748, 6.50%, (PRIME-2.000%), 09/25/2025 (b)	215,984	214,201
Pool 509348, 6.50%, (PRIME-2.000%), 02/25/2038 (b)	260,839	256,473
Pool 509391, 6.50%, (PRIME-2.000%), 06/25/2038 (b)	201,709	200,664
Pool 509417, 6.50%, (PRIME-2.000%), 10/25/2038 (b)	265,439	261,385
Pool 509460, 6.50%, (PRIME-2.000%), 01/25/2039 (b)	531,887	525,853
Pool 509541, 6.50%, (PRIME-2.000%), 08/25/2039 (b)	164,503	159,918
Pool 509573, 6.50%, (PRIME-2.000%), 09/25/2039 (b)	785,168	791,305
Pool 509575, 6.50%, (PRIME-2.000%), 10/25/2039 (b)	848,173	864,076
Pool 509661, 6.50%, (PRIME-2.000%), 03/25/2040 (b)	1,128,276	1,140,868
Pool 509688, 6.50%, (PRIME-2.000%), 08/25/2040 (b)	275,154	276,867
Pool 509735, 6.50%, (PRIME-2.000%), 09/25/2040 (b)	556,114	557,680
Pool 509760, 6.50%, (PRIME-2.000%), 11/25/2040 (b)	865,168	880,369
Pool 509977, 6.90%, (PRIME-1.600%), 03/25/2042 (b)	84,301	85,720
Pool 510004, 7.25%, (PRIME-1.250%), 05/25/2042 (b)	126,875	128,967
Pool 509793, 7.36%, (PRIME-1.144%), 01/25/2041 (b)	638,550	646,248
Pool 510051, 7.75%, (PRIME-0.750%), 07/25/2042 (b)	138,458	144,319
Pool 509010, 7.83%, (PRIME-0.675%), 01/25/2036 (b)	33,560	33,791
Pool 522124, 8.30%, (PRIME-0.180%), 02/25/2040 (b)	193,600	200,532
Pool 510047, 8.33%, (PRIME-0.171%), 09/25/2042 (b)	440,676	466,799
Pool 509900, 8.40%, (PRIME-0.098%), 03/25/2042 (b)	1,071,797	1,124,020
Pool 522305, 8.70%, (PRIME+0.182%), 11/25/2028 (b)	91,677	92,865
Pool 522053, 8.90%, (PRIME+0.577%), 05/25/2026 (b)	13,491	13,363
Pool 509967, 8.90%, (PRIME+0.402%), 03/25/2032 (b)	119,596	124,875
Pool 521967, 9.03%, (PRIME+0.515%), 06/25/2038 (b)	327,863	342,001
Pool 522194, 9.08%, (PRIME+0.624%), 09/25/2040 (b)	48,788	51,936
Pool 509647, 9.11%, (PRIME+0.605%), 12/25/2026 (b)	16,724	16,659
Pool 522440, 9.17%, (PRIME+0.575%), 07/25/2029 (b)	131,122	134,976
Pool 522158, 9.21%, (PRIME+0.879%), 01/25/2027 (b)	89,660	90,715
Pool 522125, 9.22%, (PRIME+0.842%), 10/25/2026 (b)	8,453	8,440
Pool 521984, 9.25%, (PRIME+0.578%), 10/25/2038 (b)	73,429	77,068
Pool 522317, 9.30%, (PRIME+0.963%), 03/25/2029 (b)	85,624	88,134
Pool 521860, 9.30%, (PRIME+0.913%), 03/25/2037 (b)	103,290	107,882
Pool 521919, 9.30%, (PRIME+0.807%), 12/25/2037 (b)	30,173	31,522

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 510056, 9.33%, (PRIME+0.829%), 08/25/2042 (b)	$67,970	$73,719
Pool 522328, 9.37%, (PRIME+0.917%), 05/25/2029 (b)	11,217	11,591
Pool 521884, 9.37%, (PRIME+0.772%), 08/25/2037 (b)	84,226	87,089
Pool 522371, 9.38%, (PRIME+0.789%), 10/25/2029 (b)	33,090	33,995
Pool 522029, 9.38%, (PRIME+0.947%), 02/25/2039 (b)	11,563	12,196
Pool 522423, 9.40%, (PRIME+0.785%), 12/25/2028 (b)	168,053	172,527
Pool 522268, 9.42%, (PRIME+0.916%), 01/25/2029 (b)	231,316	234,526
Pool 521970, 9.45%, (PRIME+0.913%), 07/25/2038 (b)	69,562	73,335
Pool 522156, 9.49%, (PRIME+0.983%), 05/25/2040 (b)	105,309	111,153
Pool 522387, 9.51%, (PRIME+0.967%), 01/25/2030 (b)	79,771	83,242
Pool 522282, 9.66%, (PRIME+1.136%), 09/25/2028 (b)	37,606	38,386
Pool 522327, 9.73%, (PRIME+1.192%), 05/25/2029 (b)	190,118	196,150
Pool 522150, 9.91%, (PRIME+1.205%), 02/25/2026 (b)	2,214	2,205
		15,550,382

Small Business Administration Participation Certificates - 0.76%
Pool 2020-10D, 0.81%, 07/01/2030	2,304,209	2,066,499
Pool 2022-20B, 2.22%, 02/01/2042	9,044,893	7,583,053
Pool 2015-20C, 2.72%, 03/01/2035	25,313	22,927
Pool 2012-20A, 2.76%, 01/01/2032	9,333	8,572
Pool 2016-20L, 2.81%, 12/01/2036	201,157	181,000
Pool 2017-20F, 2.81%, 06/01/2037	4,528,003	4,060,785
Pool 2017-20C, 3.04%, 03/01/2037	3,046,138	2,767,473
Pool 2014-20D, 3.11%, 04/01/2034	1,152,946	1,065,285
Pool 2010-20K, 3.25%, 11/01/2030	4,592	4,322
Pool 2018-20E, 3.50%, 05/01/2038	3,125,765	2,844,379
Pool 2013-20I, 3.62%, 09/01/2033	249,183	234,756
Pool 2009-20J, 3.92%, 10/01/2029	1,303,785	1,250,772
Pool 2010-20E, 4.11%, 05/01/2030	42,868	40,985
Pool 2011-20B, 4.22%, 02/01/2031	217,368	208,955
Pool 2009-20D, 4.31%, 04/01/2029	222,135	216,080
Pool 2023-10F, 5.47%, 11/01/2033	3,429,290	3,450,767
Pool 2008-20C, 5.49%, 03/01/2028	2,161	2,114
Pool 2008-20E, 5.49%, 05/01/2028	6,119	6,005
		26,014,729

Small Business Investment Company Certificates - 0.39%
Pool 2016-10B, 2.05%, 09/10/2026	2,862,298	2,678,110
Pool 2015-10B, 2.83%, 09/10/2025	81,230	78,550
Pool 2022-10A, 2.94%, 03/10/2032	3,947,609	3,525,072
Pool 2014-10B, 3.02%, 09/10/2024	135,472	134,545
Pool 2022-10B, 4.26%, 09/10/2032	2,383,271	2,254,388
Pool 2023-10A, 5.17%, 03/10/2033	4,793,244	4,762,891
		13,433,556

USDA Loan - 0.00%
Pool Highland, 5.28%, 10/14/2024	54,525	55,009
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,320,773,171)		2,067,423,944

CORPORATE BONDS - 12.51%
Communication Services - 2.77%
Alphabet
1.10%, 08/15/2030	52,213,000	42,355,955
Comcast Corp.
4.65%, 02/15/2033	52,237,000	50,137,285

The accompanying notes are an integral part of the financial statements.

31

	Principal Amount	Value
Verizon Communications
5.05%, 05/09/2033	$2,274,000	$2,237,475
		94,730,715
Consumer Discretionary - 0.76%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,200,862
Howard University
1.99%, 10/01/2025	1,000,000	946,047
2.42%, 10/01/2024	2,018,000	1,995,986
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,437,819
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,625,986
Salvation Army
5.64%, 09/01/2026	1,875,000	1,878,798
Toyota Motor Corp.
5.12%, 07/13/2028	5,690,000	5,718,253
		25,803,751
Consumer Staples - 0.37%
Walmart
1.80%, 09/22/2031	15,336,000	12,553,630

Financials - 6.21%
American Express
4.05%, 05/03/2029	36,114,000	34,626,641
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	17,942,299
Bank of America Corp.
6.20%, SOFRRATE + 1.990%, 11/10/2028 (b)	48,046,000	49,412,354
Capital Impact Partners
5.70%, 07/15/2026	1,000,000	996,304
6.00%, 03/15/2025	1,411,000	1,406,237
Citigroup Global Markets Holdings
6.00%, 10/20/2027	5,000,000	5,000,097
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (c)	13,949,000	12,746,920
Goldman Sachs Group
4.39%, SOFRRATE + 1.510%, 06/15/2027 (b)	23,900,000	23,387,397
JPMorgan Chase
6.07%, SOFRRATE + 1.330%, 10/22/2027 (b)	3,884,000	3,947,879
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,635,772
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	4,873,029
Metropolitan Life Global Funding I
4.40%, 06/30/2027 (c)	14,695,000	14,404,845
Reinvestment Fund
3.70%, 02/15/2025	150,000	146,603
State Street Corp.
5.75%, SOFRRATE + 1.353%, 11/04/2026 (b)	3,121,000	3,132,133
Toronto-Dominion Bank
5.26%, 12/11/2026	7,539,000	7,532,321
Truist Financial Corp.
1.27%, SOFRRATE + 0.609%, 03/02/2027 (b)	17,215,000	15,967,768

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
USAA Capital Corp.
2.13%, 05/01/2030 (c)	$14,399,000	$12,113,160
		212,271,759
Government-Related - 0.44%
Europe Development Bank
3.00%, 06/16/2025	3,000,000	2,930,036
Tennessee Valley Authority
1.50%, 09/15/2031	15,000,000	12,190,159
		15,120,195
Information Technology - 0.59%
salesforce.com
1.50%, 07/15/2028	23,297,000	20,379,121

Real Estate - 1.37%
ERP Operating
4.15%, 12/01/2028	1,000,000	961,715
Prologis
1.25%, 10/15/2030	15,716,000	12,456,986
4.63%, 01/15/2033	35,172,000	33,541,264
		46,959,965

TOTAL CORPORATE BONDS (Cost $452,477,794)		427,819,136

MUNICIPAL BONDS - 12.35%
California - 1.60%
Alameda County, Ser A, GO
Callable 02/01/2028 @ 100
3.753%, 08/01/2032	1,425,000	1,319,028
Alameda County, Ser B, GO
3.649%, 08/01/2030	325,000	303,965
3.460%, 08/01/2027	685,000	654,342
3.410%, 08/01/2026	1,250,000	1,205,558
California State Health Facilities Financing Authority, Ser A, RB
3.478%, 06/01/2029	2,500,000	2,352,401
3.378%, 06/01/2028	1,915,000	1,815,360
2.534%, 06/01/2028	1,050,000	963,519
2.211%, 06/01/2025	765,000	742,335
1.829%, 06/01/2029	5,975,000	5,189,524
1.168%, 06/01/2026	1,660,000	1,538,551
0.952%, 06/01/2025	3,215,000	3,081,039
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,188,439
California State Housing Finance Agency, Ser A, RB
Pre-Refunded @ 100
2.794%, 08/01/2025	450,000	437,726
Emeryville California, Ser 2023, GO
6.000%, 08/01/2025	1,035,000	1,044,234
6.000%, 08/01/2028	310,000	324,495
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,063,511

The accompanying notes are an integral part of the financial statements.

33

	Principal Amount	Value
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	$555,000	$524,753
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	563,462
3.500%, 09/01/2027	250,000	236,892
Oakland City, Ser A-2, GO
5.250%, 07/15/2027	1,640,000	1,662,020
3.000%, 01/15/2025	2,960,000	2,918,078
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	823,769
1.830%, 01/15/2027	1,000,000	925,967
1.630%, 01/15/2025	780,000	763,026
San Diego Unified School District, Ser ZR-1, GO
1.599%, 07/01/2028	1,250,000	1,098,146
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
5.424%, 08/01/2025	130,000	130,231
3.633%, 08/01/2026	575,000	554,549
2.071%, 08/01/2027	4,125,000	3,777,115
1.561%, 08/01/2025	4,135,000	3,964,892
1.286%, 08/01/2024	790,000	784,740
San Francisco City & County Redevelopment Agency Successor Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,842,337
San Francisco City & County, Ser A, GO
2.952%, 06/15/2025	400,000	390,982
0.728%, 06/15/2025	800,000	764,296
0.396%, 06/15/2024	3,095,000	3,089,702
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	338,425
1.705%, 06/15/2029	410,000	354,774
1.555%, 06/15/2028	250,000	221,018
1.324%, 06/15/2027	450,000	405,875
1.104%, 06/15/2026	245,000	226,821
0.766%, 06/15/2025	90,000	86,017
		54,671,914

Colorado - 0.58%
Colorado State Housing & Finance Authority, Ser A, RB
Callable 07/01/2024 @ 100
2.873%, 11/01/2024	55,000	54,475
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	97,816	88,441
Colorado State Housing & Finance Authority, Ser A-1, RB
4.984%, 11/01/2029	215,000	215,055
4.934%, 05/01/2029	390,000	390,196
4.816%, 11/01/2027	245,000	243,941
4.804%, 05/01/2028	200,000	199,285
4.766%, 05/01/2027	15,000	14,903
4.554%, 11/01/2028	705,000	696,550

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.504%, 05/01/2028	$650,000	$641,949
4.464%, 11/01/2027	285,000	281,095
4.434%, 05/01/2027	1,000,000	986,010
Colorado State Housing & Finance Authority, Ser B-1, RB
5.065%, 11/01/2030	525,000	524,969
5.025%, 05/01/2030	100,000	100,099
4.923%, 11/01/2029	70,000	69,916
4.883%, 05/01/2029	300,000	299,491
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	144,148
2.125%, 05/01/2025	175,000	170,296
Colorado State Housing & Finance Authority, Ser F1, RB
4.715%, 11/01/2029	675,000	667,597
4.665%, 05/01/2029	750,000	741,672
4.645%, 11/01/2028	745,000	737,279
4.585%, 05/01/2028	700,000	693,327
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,250,000	1,255,104
5.017%, 05/01/2027	2,475,000	2,475,717
4.967%, 11/01/2026	1,285,000	1,281,690
4.917%, 05/01/2026	1,200,000	1,194,828
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,083,595	1,650,261
Colorado State Housing & Finance Authority, Ser K-1, RB
5.254%, 11/01/2029	360,000	364,653
5.214%, 05/01/2029	500,000	505,641
5.191%, 11/01/2028	300,000	302,960
5.131%, 05/01/2028	30,000	30,206
5.101%, 11/01/2027	1,125,000	1,129,035
Colorado State Housing & Finance Authority, Ser N-1, RB
5.272%, 05/01/2026	600,000	601,242
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	192,663	158,453
Denver City & County Housing Authority, Ser B, RB
Callable 06/25/2024 @ 100
0.839%, 08/01/2024	870,000	862,948
		19,773,432

Connecticut - 0.13%
Connecticut State Housing Finance Authority, Ser C, RB
5.188%, 11/15/2030	1,410,000	1,415,259
5.138%, 05/15/2030	1,430,000	1,434,396
5.064%, 11/15/2029	385,000	385,243
5.044%, 05/15/2029	1,365,000	1,366,237
		4,601,135

Delaware - 0.09%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	3,276,032	2,910,329

The accompanying notes are an integral part of the financial statements.

35

	Principal Amount	Value
District of Columbia - 0.08%
District of Columbia Housing Finance Agency, Ser 2014-A, Cl A
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	$805,081	$741,565
District of Columbia Housing Finance Agency, Ser 2017-A, Cl A
3.236%, 03/01/2049	2,172,870	1,970,823
		2,712,388

Florida - 0.27%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	1,973,335	1,725,660
Florida State Housing Finance Corp., Ser 2, RB
5.128%, 07/01/2032	100,000	99,310
5.078%, 01/01/2032	80,000	79,688
5.053%, 07/01/2031	150,000	149,788
5.013%, 01/01/2031	145,000	144,861
4.963%, 07/01/2030	60,000	59,924
4.913%, 01/01/2030	85,000	84,823
4.840%, 01/01/2029	525,000	524,500
Florida State Housing Finance Corp., Ser 4, RB
4.941%, 01/01/2031	910,000	908,030
4.891%, 07/01/2030	775,000	773,146
4.866%, 07/01/2029	565,000	564,673
4.841%, 01/01/2030	850,000	847,342
4.816%, 01/01/2029	720,000	718,625
Florida State Housing Finance Corp., Ser 6, RB
5.763%, 07/01/2028	5,000	5,152
5.613%, 01/01/2027	365,000	369,587
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	286,725	258,705
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	1,127,107	955,817
Miami Beach Florida, Ser B, GO
4.674%, 05/01/2029	510,000	508,986
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	406,422	356,436
		9,135,053

Georgia - 0.00%
Atlanta Development Authority, Ser A, RB
2.622%, 12/01/2024	75,000	74,013

Illinois - 0.60%
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	906,961	697,448

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	$370,000	$365,835
Illinois State Housing Development Authority, Ser B, RB
5.328%, 10/01/2030	100,000	101,169
5.294%, 10/01/2031	725,000	730,870
5.258%, 10/01/2029	280,000	282,114
5.244%, 04/01/2031	500,000	502,609
5.208%, 04/01/2029	190,000	190,298
5.194%, 10/01/2030	555,000	559,001
5.020%, 04/01/2026	500,000	499,140
4.970%, 10/01/2026	50,000	49,918
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	359,790
1.451%, 04/01/2027	540,000	490,469
1.118%, 10/01/2026	215,000	196,682
1.068%, 04/01/2026	470,000	437,196
0.968%, 10/01/2025	1,020,000	965,479
0.868%, 04/01/2025	495,000	477,718
0.501%, 10/01/2024	585,000	576,075
Illinois State Housing Development Authority, Ser D, RB
5.186%, 10/01/2030	2,100,000	2,108,598
5.136%, 04/01/2030	2,035,000	2,046,677
5.094%, 10/01/2029	1,955,000	1,964,017
5.044%, 04/01/2029	700,000	702,176
Illinois State Housing Development Authority, Ser E, RB
4.897%, 10/01/2029	1,350,000	1,343,923
4.847%, 04/01/2029	1,310,000	1,305,896
4.726%, 10/01/2028	720,000	712,197
Illinois State Housing Development Authority, Ser I, RB
5.439%, 10/01/2029	80,000	81,086
5.419%, 04/01/2029	370,000	375,454
Illinois State Housing Development Authority, Ser L, RB
5.552%, 04/01/2026	575,000	578,782
Illinois State Housing Development Authority, Ser O, RB
5.590%, 04/01/2028	550,000	558,991
Sales Tax Securitization Corp., Ser B, RB
4.431%, 01/01/2027	1,000,000	985,514
4.408%, 01/01/2026	158,000	156,069
		20,401,191

Indiana - 0.19%
Indiana State Housing & Community Development Authority, Ser A2, RB
4.532%, 07/01/2027	120,000	118,296
4.482%, 01/01/2027	125,000	123,137
Indiana State Housing & Community Development Authority, Ser A-2, RB
4.789%, 07/01/2026	125,000	123,923
4.779%, 01/01/2026	20,000	19,828
4.775%, 07/01/2028	120,000	118,146
Indiana State Housing & Community Development Authority, Ser B-3, RB
5.337%, 07/01/2031	140,000	141,727
5.287%, 01/01/2031	200,000	202,287

The accompanying notes are an integral part of the financial statements.

37

	Principal Amount	Value
5.237%, 07/01/2030	$200,000	$202,068
5.139%, 07/01/2029	250,000	251,771
5.089%, 01/01/2029	200,000	201,016
5.039%, 07/01/2028	200,000	201,749
4.990%, 07/01/2030	300,000	299,263
4.940%, 01/01/2030	300,000	299,043
4.890%, 07/01/2029	440,000	438,256
4.840%, 01/01/2029	430,000	427,849
4.819%, 07/01/2028	200,000	199,041
4.769%, 01/01/2028	45,000	44,683
Indiana State Housing & Community Development Authority, Ser C-2, RB
5.336%, 07/01/2030	5,000	5,077
5.322%, 07/01/2031	40,000	40,458
5.286%, 01/01/2030	200,000	202,694
5.206%, 01/01/2029	65,000	65,638
Indiana State Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,110,948
4.300%, 01/01/2028	565,000	552,440
Indiana State Housing & Community Development Authority, Ser D-3, RB
5.769%, 01/01/2029	725,000	744,769
5.646%, 07/01/2028	50,000	51,030
5.606%, 01/01/2028	335,000	340,848
5.546%, 07/01/2027	10,000	10,124
		6,536,109

Kentucky - 0.09%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	239,552
1.150%, 01/01/2025	175,000	170,918
0.950%, 07/01/2024	250,000	249,128
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.500%, 01/01/2040	850,000	827,134
3.499%, 07/01/2031	595,000	553,430
Kentucky State Housing Corp., Ser B, RB
Callable 07/05/2024 @ 100
3.378%, 01/01/2025	165,000	163,213
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,020,000	984,998
		3,188,373

Louisiana - 0.03%
Louisiana State Housing Corp., Ser 2016, RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	521,898	462,006
Louisiana State Housing Corp., Ser B, RB
5.058%, 12/01/2029	90,000	90,667
5.008%, 06/01/2029	65,000	65,383
4.953%, 12/01/2028	240,000	240,888
4.803%, 12/01/2027	115,000	114,659

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.753%, 06/01/2027	$120,000	$119,375
		1,092,978

Maine - 0.12%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,260,472
1.763%, 11/15/2026	1,000,000	924,614
		4,185,086

Maryland - 0.34%
Maryland Department of Housing & Community Development, Ser B, RB
5.110%, 09/01/2029	1,655,000	1,664,086
5.060%, 03/01/2029	1,630,000	1,636,217
5.010%, 09/01/2028	875,000	876,798
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	560,000	552,433
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,187,923	988,059
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	560,077
Maryland State Community Development Administration, Ser D, RB
5.171%, 09/01/2029	140,000	141,158
5.132%, 09/01/2028	1,250,000	1,258,340
5.121%, 03/01/2029	515,000	517,197
5.082%, 03/01/2028	200,000	200,743
Maryland State Community Development Administration, Ser F, RB
5.730%, 09/01/2029	1,090,000	1,114,216
5.700%, 03/01/2029	525,000	536,596
5.592%, 09/01/2028	750,000	763,753
5.542%, 03/01/2028	925,000	939,651
		11,749,324

Massachusetts - 0.97%
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	154,148
3.530%, 12/01/2029	660,000	616,829
3.450%, 06/01/2029	300,000	281,267
Massachusetts State Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,596,485
5.172%, 06/01/2029	755,000	761,550
5.122%, 12/01/2028	1,020,000	1,026,568
5.072%, 06/01/2028	1,330,000	1,335,950
5.012%, 12/01/2027	570,000	571,188
4.962%, 06/01/2027	650,000	649,460
4.912%, 12/01/2026	550,000	548,020
4.862%, 06/01/2026	630,000	626,687

The accompanying notes are an integral part of the financial statements.

39

	Principal Amount	Value
Massachusetts State Housing Finance Agency, Ser 228, RB
5.204%, 12/01/2029	$750,000	$757,184
5.154%, 06/01/2029	1,000,000	1,007,888
5.137%, 12/01/2028	750,000	755,278
5.087%, 06/01/2028	750,000	753,759
5.057%, 12/01/2027	1,055,000	1,057,029
5.007%, 06/01/2027	500,000	500,203
Massachusetts State Housing Finance Agency, Ser 232, RB
6.174%, 12/01/2029	1,780,000	1,866,635
5.950%, 12/01/2027	1,750,000	1,794,035
5.802%, 12/01/2026	1,920,000	1,945,849
Massachusetts State Housing Finance Agency, Ser 235, RB
5.395%, 06/01/2032	750,000	757,316
5.395%, 12/01/2032	345,000	347,235
5.307%, 12/01/2031	860,000	866,698
5.257%, 06/01/2031	980,000	988,065
5.107%, 06/01/2030	275,000	277,507
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,128,996	2,779,759
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	60,000	57,886
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 12/01/2024 @ 100
4.610%, 12/01/2025	2,010,000	1,991,402
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/25/2024 @ 100
4.711%, 12/01/2037	185,000	169,997
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,535,000	2,228,765
4.750%, 12/01/2045	2,800,000	2,462,157
4.550%, 12/01/2035	400,000	370,953
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	241,974
2.950%, 06/01/2025	250,000	244,308
2.900%, 12/01/2024	250,000	247,071
2.800%, 06/01/2024	275,000	275,000
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	237,004
		33,149,109

Michigan - 0.26%
Michigan State Housing Development Authority, Ser B, RB
5.247%, 12/01/2030	280,000	284,222
5.172%, 06/01/2025	15,000	14,991
5.128%, 12/01/2029	350,000	353,762
1.672%, 12/01/2028	1,080,000	944,461
1.670%, 12/01/2024	160,000	157,178
1.622%, 06/01/2028	1,055,000	934,540
1.620%, 06/01/2024	165,000	165,000
1.599%, 04/01/2027	250,000	227,725
1.512%, 12/01/2027	1,085,000	969,981

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
1.412%, 06/01/2027	$605,000	$547,009
1.241%, 10/01/2026	485,000	444,472
1.198%, 12/01/2026	490,000	447,166
1.191%, 04/01/2026	300,000	279,450
1.118%, 06/01/2026	585,000	541,741
1.091%, 10/01/2025	485,000	459,535
1.038%, 12/01/2025	95,000	89,434
0.991%, 04/01/2025	250,000	241,420
0.958%, 06/01/2025	400,000	383,646
0.752%, 12/01/2024	450,000	440,073
0.692%, 06/01/2024	350,000	350,000
0.577%, 10/01/2024	475,000	467,642
Michigan State Housing Development Authority, Ser C, RB
5.432%, 12/01/2027	50,000	50,770
5.393%, 06/01/2026	210,000	210,984
		9,005,202

Minnesota - 0.50%
Minnesota State Housing Finance Agency, Ser B, RB
4.769%, 07/01/2028	25,000	24,990
4.748%, 07/01/2027	15,000	14,980
4.718%, 01/01/2027	185,000	183,813
Minnesota State Housing Finance Agency, Ser C, RB
4.897%, 07/01/2029	320,000	319,541
4.694%, 07/01/2027	165,000	163,966
4.627%, 07/01/2026	160,000	158,643
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	15,000	14,817
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	141,420	114,213
Minnesota State Housing Finance Agency, Ser E, RB
5.004%, 07/01/2029	200,000	200,664
4.954%, 01/01/2029	295,000	296,084
4.911%, 07/01/2028	90,000	90,266
4.861%, 01/01/2028	180,000	179,970
4.811%, 07/01/2027	150,000	149,556
4.771%, 01/01/2027	275,000	273,584
3.744%, 01/01/2029	2,195,000	2,099,594
3.644%, 01/01/2028	2,080,000	1,997,460
3.520%, 07/01/2027	60,000	57,635
3.470%, 01/01/2027	1,065,000	1,026,395
Minnesota State Housing Finance Agency, Ser G, RB
5.155%, 07/01/2029	380,000	384,662
5.125%, 01/01/2029	825,000	830,395
5.090%, 07/01/2028	300,000	302,410
5.000%, 07/01/2027	145,000	145,262
4.088%, 01/01/2029	65,000	62,954
4.018%, 07/01/2028	675,000	654,927
3.918%, 01/01/2028	425,000	411,916
3.827%, 07/01/2027	410,000	397,395
3.777%, 01/01/2027	275,000	267,050
Minnesota State Housing Finance Agency, Ser H, RB
5.283%, 07/01/2029	235,000	237,642

The accompanying notes are an integral part of the financial statements.

41

	Principal Amount	Value
5.245%, 07/01/2028	$145,000	$146,987
5.233%, 01/01/2029	370,000	373,284
5.185%, 01/01/2028	170,000	171,538
5.163%, 07/01/2026	420,000	420,497
5.135%, 07/01/2027	100,000	100,505
5.113%, 01/01/2026	155,000	154,861
5.045%, 07/01/2026	175,000	174,805
5.025%, 01/01/2026	15,000	14,967
4.887%, 07/01/2028	120,000	120,381
4.857%, 01/01/2027	150,000	150,362
4.827%, 01/01/2028	150,000	150,444
Minnesota State Housing Finance Agency, Ser J, RB
5.241%, 01/01/2026	400,000	400,406
5.241%, 07/01/2026	135,000	135,365
4.875%, 07/01/2030	665,000	662,500
4.825%, 01/01/2030	795,000	791,501
4.791%, 07/01/2029	770,000	766,975
4.741%, 01/01/2029	515,000	513,484
Minnesota State Housing Finance Agency, Ser L, RB
5.264%, 01/01/2027	20,000	20,113
5.217%, 07/01/2026	600,000	601,341
Minnesota State Housing Finance Agency, Ser P, RB
5.380%, 01/01/2026	225,000	225,696
		17,156,796

Mississippi - 0.03%
Mississippi State Home Corp., Ser A, RB
Callable 06/20/2024 @ 100
3.050%, 12/01/2034	171,909	151,795
Mississippi State Home Corp., Ser B, RB
5.001%, 06/01/2029	150,000	150,508
4.905%, 06/01/2028	300,000	300,623
4.805%, 06/01/2027	300,000	298,456
		901,382

Missouri - 0.00%
Missouri State Housing Development Commission, Ser D, RB
5.470%, 11/01/2027	55,000	55,878
5.420%, 05/01/2027	50,000	50,554
5.390%, 11/01/2026	20,000	20,138
		126,570

New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser B, RB
5.057%, 01/01/2030	45,000	45,328
4.858%, 01/01/2027	50,000	49,823
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	310,000	300,111
		395,262

New Jersey - 0.36%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 07/05/2024 @ 100
4.875%, 11/01/2029	2,500,000	2,490,751

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.200%, 11/01/2024	$505,000	$502,459
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	557,928
3.550%, 05/01/2025	1,100,000	1,083,717
3.500%, 11/01/2024	535,000	530,916
3.368%, 11/01/2025	450,000	438,473
3.228%, 11/01/2024	360,000	356,788
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	381,660
4.625%, 11/01/2036	335,000	318,247
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	301,226
4.868%, 11/01/2047	1,300,000	1,146,230
4.698%, 11/01/2037	500,000	463,642
4.218%, 11/01/2032	1,355,000	1,273,375
3.718%, 11/01/2028	285,000	271,140
3.618%, 11/01/2027	695,000	665,114
3.568%, 11/01/2026	435,000	419,760
New Jersey State Housing & Mortgage Finance Agency, Ser D, RB
5.156%, 11/01/2029	425,000	428,138
5.106%, 05/01/2029	180,000	181,037
4.871%, 05/01/2027	355,000	353,715
		12,164,316

New Mexico - 0.05%
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	1,695,000	1,492,523
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 07/05/2024 @ 100
2.230%, 10/01/2034	279,108	228,349
		1,720,872

New York - 3.05%
New York City Housing Development Corp., Ser 2017-A, Cl A, RB
3.098%, 10/01/2046	7,496,322	6,214,391
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	476,751
New York City Housing Development Corp., Ser A, RB
3.078%, 08/01/2025	250,000	243,792
3.028%, 02/01/2025	350,000	344,705
2.954%, 08/01/2024	150,000	149,382
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.378%, 08/01/2028	435,000	412,662
3.328%, 02/01/2028	300,000	284,574

The accompanying notes are an integral part of the financial statements.

43

	Principal Amount	Value
3.278%, 08/01/2027	$425,000	$403,506
3.228%, 02/01/2027	400,000	381,642
3.178%, 08/01/2026	325,000	311,923
3.128%, 02/01/2026	475,000	459,226
New York City Housing Development Corp., Ser B, RB
5.368%, 08/01/2030	705,000	720,669
5.343%, 08/01/2031	780,000	794,141
5.318%, 02/01/2030	190,000	193,776
2.361%, 02/01/2028	750,000	688,577
2.183%, 02/01/2027	1,590,000	1,479,928
2.083%, 02/01/2026	660,000	627,255
1.980%, 08/01/2025	865,000	832,973
1.930%, 02/01/2025	600,000	586,898
1.860%, 05/01/2028	2,110,000	1,897,826
1.710%, 11/01/2027	795,000	717,279
1.677%, 11/01/2028	800,000	703,238
1.577%, 05/01/2028	500,000	443,897
1.477%, 11/01/2027	300,000	268,936
1.377%, 05/01/2027	200,000	181,073
1.123%, 11/01/2026	250,000	227,548
1.061%, 11/01/2025	2,010,000	1,896,283
1.023%, 05/01/2026	245,000	226,589
New York City Housing Development Corp., Ser B, RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	340,492
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,510,400
2.003%, 05/01/2030	3,175,000	2,718,949
1.953%, 11/01/2029	1,800,000	1,558,476
1.903%, 05/01/2029	1,225,000	1,077,682
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.661%, 02/01/2031	640,000	559,813
2.561%, 02/01/2030	1,000,000	889,652
2.511%, 08/01/2029	1,240,000	1,112,441
2.461%, 02/01/2029	2,195,000	1,985,788
2.411%, 08/01/2028	1,000,000	912,537
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	736,632
3.364%, 05/01/2025	535,000	525,743
3.290%, 11/01/2024	1,065,000	1,055,976
New York City Housing Development Corp., Ser B-1, RB
Callable 07/05/2024 @ 100
3.328%, 11/01/2025	750,000	730,385
3.278%, 05/01/2025	1,060,000	1,040,860
3.228%, 11/01/2024	725,000	718,677
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	665,739
3.714%, 11/01/2028	395,000	378,827
3.614%, 11/01/2027	1,110,000	1,068,489
3.564%, 11/01/2026	505,000	487,262

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
3.514%, 05/01/2026	$1,025,000	$993,834
New York City Housing Development Corp., Ser D, RB
2.233%, 08/01/2027	2,050,000	1,890,099
2.150%, 02/01/2029	550,000	491,145
2.100%, 08/01/2028	540,000	486,499
2.000%, 02/01/2028	450,000	407,052
1.750%, 08/01/2027	775,000	703,720
1.700%, 02/01/2027	760,000	698,350
1.600%, 08/01/2026	500,000	463,952
1.550%, 02/01/2026	480,000	452,169
1.300%, 08/01/2025	310,000	296,181
1.250%, 02/01/2025	365,000	355,442
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	766,283
2.250%, 02/01/2030	865,000	756,358
2.200%, 08/01/2029	850,000	752,394
New York City Housing Development Corp., Ser F, RB
2.642%, 05/01/2026	2,120,000	2,022,338
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	579,896
1.874%, 11/01/2027	945,000	857,432
1.844%, 05/01/2027	1,450,000	1,330,941
1.744%, 11/01/2026	280,000	258,749
1.694%, 05/01/2026	380,000	356,024
1.448%, 11/01/2025	375,000	355,732
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	662,224
2.238%, 05/01/2030	770,000	668,608
2.188%, 11/01/2029	455,000	398,990
2.138%, 05/01/2029	1,220,000	1,084,743
2.098%, 11/01/2028	1,225,000	1,097,137
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	133,412
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	942,713
2.768%, 11/01/2026	1,000,000	947,044
New York City Housing Development Corp., Ser H-1, RB
Callable 07/05/2024 @ 100
3.890%, 11/01/2029	995,000	965,131
3.310%, 11/01/2024	1,610,000	1,596,486
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,251,059
3.750%, 11/01/2024	3,050,000	3,029,771
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	707,887
2.478%, 05/01/2025	745,000	726,321
2.320%, 11/01/2024	1,130,000	1,116,037
New York State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,687,245

The accompanying notes are an integral part of the financial statements.

45

	Principal Amount	Value
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	$540,000	$474,794
2.080%, 10/01/2028	760,000	682,689
1.816%, 10/01/2027	725,000	661,990
1.666%, 10/01/2026	920,000	858,574
1.316%, 10/01/2025	490,000	470,321
1.136%, 10/01/2024	350,000	345,258
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	112,123
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	426,464
2.080%, 10/01/2028	960,000	862,465
1.816%, 10/01/2027	565,000	515,895
1.666%, 10/01/2026	420,000	391,958
1.316%, 10/01/2025	265,000	254,384
1.136%, 10/01/2024	185,000	182,494
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	430,222
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	538,437
1.516%, 04/01/2027	1,235,000	1,125,948
1.271%, 10/01/2026	4,155,000	3,810,501
1.221%, 04/01/2026	1,215,000	1,132,398
1.141%, 10/01/2025	2,355,000	2,232,839
1.041%, 04/01/2025	1,475,000	1,425,540
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	1,978,652
2.575%, 04/01/2027	2,500,000	2,348,338
2.525%, 10/01/2026	970,000	915,944
2.257%, 04/01/2025	4,865,000	4,749,103
New York State Mortgage Agency, Ser 254, RB
5.198%, 10/01/2029	250,000	252,356
5.148%, 04/01/2029	80,000	80,602
New York State Mortgage Agency, Ser 256, RB
5.251%, 10/01/2027	100,000	100,718
5.215%, 10/01/2026	100,000	100,367
5.201%, 04/01/2027	100,000	100,603
5.165%, 04/01/2026	30,000	30,023
		104,125,658

North Carolina - 0.06%
North Carolina State Agricultural & Technical State University, Ser 2020, RB
2.092%, 10/01/2030	510,000	436,910
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 07/05/2024 @ 100
2.812%, 07/01/2035	355,000	351,790
North Carolina State Housing Finance Agency, Ser 52-B, RB
5.428%, 07/01/2025	155,000	155,248
5.408%, 01/01/2025	480,000	480,320
5.379%, 01/01/2026	15,000	15,039

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
North Carolina State Housing Finance Agency, Ser 53-B, RB
5.023%, 07/01/2029	$135,000	$135,562
4.918%, 01/01/2026	120,000	119,488
4.873%, 07/01/2028	100,000	99,900
4.835%, 01/01/2027	160,000	159,154
4.823%, 01/01/2028	100,000	99,633
		2,053,044

Ohio - 0.13%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	201,645	190,626
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	2,612,077	2,462,363
Ohio State Housing Finance Agency, Ser C, RB
5.197%, 09/01/2028	120,000	121,096
5.157%, 03/01/2028	30,000	30,187
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	1,869,159	1,627,382
		4,431,654

Oregon - 0.64%
Oregon State Housing & Community Services Department, Ser C, RB
5.495%, 07/01/2028	250,000	254,510
5.445%, 01/01/2028	290,000	293,836
5.357%, 01/01/2026	120,000	120,186
5.357%, 07/01/2026	115,000	115,391
5.295%, 01/01/2027	140,000	140,629
Oregon State, Metropolitan, Ser B, GO
1.760%, 06/01/2028	570,000	509,061
Oregon State, Ser B, GO
4.142%, 05/01/2028	2,655,000	2,598,661
4.112%, 05/01/2027	2,500,000	2,450,941
4.037%, 05/01/2032	1,770,000	1,678,751
3.887%, 05/01/2030	700,000	668,651
3.492%, 05/01/2028	1,930,000	1,844,084
3.315%, 05/01/2027	1,000,000	958,721
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	183,818
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	459,295
1.105%, 11/01/2025	600,000	567,534
0.812%, 11/01/2024	1,055,000	1,035,608
State of Oregon, Ser B, GO
4.963%, 05/01/2030	3,000,000	3,033,305
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	703,329
1.386%, 09/01/2027	2,990,000	2,683,586
1.200%, 09/01/2026	1,000,000	920,801

The accompanying notes are an integral part of the financial statements.

47

	Principal Amount	Value
0.950%, 09/01/2025	$600,000	$569,726
		21,790,424

Pennsylvania - 0.42%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	25,000	25,000
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,702,664
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,538,167
2.200%, 04/01/2025	600,000	585,292
2.150%, 10/01/2024	2,000,000	1,979,378
Pennsylvania State Housing Finance Agency, Ser 144B, RB
4.997%, 10/01/2028	270,000	270,409
Pennsylvania State Housing Finance Agency, Ser 145B, RB
4.884%, 10/01/2029	3,385,000	3,375,618
4.784%, 10/01/2028	2,510,000	2,493,405
Redevelopment Authority of the Philadelphia, Ser A, RB
4.867%, 09/01/2025	700,000	694,788
1.032%, 09/01/2024	865,000	855,481
		14,520,202

Rhode Island - 0.24%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	132,128
2.600%, 10/01/2027	145,000	134,273
2.500%, 10/01/2026	70,000	66,061
2.400%, 10/01/2025	130,000	125,279
1.696%, 10/01/2027	100,000	89,865
1.646%, 04/01/2027	175,000	159,406
1.179%, 10/01/2025	275,000	260,867
1.129%, 04/01/2025	245,000	236,938
1.029%, 10/01/2024	150,000	147,883
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	85,356
Rhode Island State Housing and Mortgage Finance Corp., Ser 7, RB
5.163%, 10/01/2028	375,000	378,692
5.113%, 04/01/2028	360,000	362,596
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	768,920
3.850%, 04/01/2028	665,000	640,816
3.800%, 10/01/2027	1,530,000	1,476,927
3.750%, 04/01/2027	360,000	348,554
Rhode Island State Housing and Mortgage Finance Corp., Ser 78-T, RB
5.210%, 10/01/2026	970,000	970,717
5.160%, 04/01/2026	940,000	938,866
Rhode Island State Housing and Mortgage Finance Corp., Ser 80-T-1, RB
5.150%, 10/01/2028	60,000	60,561
5.060%, 10/01/2027	700,000	702,468

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 81-T, RB
5.686%, 10/01/2026	$195,000	$197,154
		8,284,327

South Dakota - 0.01%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	165,000	160,737

Tennessee - 0.46%
Tennessee State Housing Development Agency, Ser 1B, RB
5.236%, 07/01/2030	175,000	176,800
5.186%, 01/01/2030	200,000	201,731
5.166%, 07/01/2029	30,000	30,249
5.116%, 01/01/2029	120,000	120,741
5.101%, 01/01/2026	40,000	39,969
5.101%, 07/01/2026	105,000	104,936
5.066%, 07/01/2028	255,000	256,076
5.016%, 01/01/2028	210,000	210,543
4.960%, 01/01/2027	195,000	194,784
2.240%, 07/01/2029	310,000	273,597
2.190%, 01/01/2029	1,200,000	1,069,768
2.120%, 07/01/2028	270,000	243,025
1.961%, 07/01/2027	720,000	659,544
1.911%, 01/01/2027	285,000	263,918
1.861%, 07/01/2026	505,000	473,316
1.811%, 01/01/2026	475,000	451,250
1.720%, 07/01/2025	520,000	501,161
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
3.750%, 07/01/2050	1,600,000	1,513,840
2.290%, 01/01/2030	1,230,000	1,074,648
Tennessee State Housing Development Agency, Ser 1-B, RB
4.896%, 07/01/2028	270,000	269,464
4.846%, 01/01/2028	425,000	424,446
4.746%, 07/01/2027	250,000	248,660
4.696%, 01/01/2027	405,000	401,995
Tennessee State Housing Development Agency, Ser 2, RB
2.358%, 07/01/2029	1,635,000	1,451,587
2.308%, 01/01/2029	805,000	721,492
Tennessee State Housing Development Agency, Ser 2, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,050,000	914,752
2.408%, 01/01/2030	1,025,000	901,379
Tennessee State Housing Development Agency, Ser 2B, RB
5.211%, 07/01/2029	50,000	50,514
5.164%, 07/01/2028	75,000	75,585
5.134%, 01/01/2028	100,000	100,479
5.084%, 07/01/2027	200,000	200,553
5.081%, 07/01/2026	150,000	149,850
5.011%, 07/01/2031	330,000	327,778
4.981%, 01/01/2031	50,000	49,729

The accompanying notes are an integral part of the financial statements.

49

	Principal Amount	Value
4.951%, 07/01/2030	$670,000	$667,048
4.840%, 07/01/2029	385,000	382,656
4.810%, 01/01/2029	655,000	650,996
		15,848,859

Texas - 0.18%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	796,097
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	469,841
State of Texas, Ser 2023 D, GO
5.000%, 08/01/2028	140,000	141,707
5.000%, 08/01/2029	885,000	898,030
Texas State Affordable Housing Corp., Ser A, RB
Callable 06/25/2024 @ 100
2.700%, 09/01/2041	1,170,000	900,581
Texas State Affordable Housing Corp., Ser B, RB
5.080%, 03/01/2030	45,000	45,252
4.950%, 03/01/2026	125,000	124,522
4.940%, 03/01/2029	75,000	75,067
4.870%, 03/01/2027	50,000	49,794
Texas State Department of Housing & Community Affairs, Ser B, RB
5.106%, 09/01/2029	120,000	120,637
4.909%, 09/01/2027	75,000	74,750
4.890%, 07/01/2026	200,000	199,251
4.869%, 03/01/2027	345,000	343,134
4.836%, 07/01/2029	215,000	214,586
4.776%, 01/01/2029	175,000	174,379
4.757%, 07/01/2027	200,000	199,159
4.746%, 07/01/2028	165,000	164,370
4.727%, 01/01/2027	230,000	228,629
Texas State Department of Housing & Community Affairs, Ser C, RB
5.619%, 07/01/2025	85,000	85,259
5.380%, 07/01/2026	200,000	200,769
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	247,366	222,739
Texas State Department of Housing & Community Affairs, Ser D, RB
5.077%, 09/01/2026	300,000	299,486
		6,028,039

Utah - 0.35%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	279,143
2.850%, 01/01/2029	335,000	327,996
2.800%, 07/01/2028	305,000	300,471
2.750%, 01/01/2028	340,000	334,742
2.700%, 07/01/2027	600,000	590,293
2.650%, 01/01/2027	460,000	452,161

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	$855,000	$818,078
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	489,000	436,613
Utah State Housing Corp., Ser B, RB
5.847%, 07/01/2032	335,000	347,942
5.817%, 01/01/2032	500,000	519,408
5.787%, 07/01/2031	465,000	483,024
5.737%, 01/01/2031	245,000	253,900
5.700%, 07/01/2030	445,000	460,271
5.650%, 01/01/2030	435,000	448,481
5.600%, 07/01/2029	275,000	282,574
5.550%, 01/01/2029	250,000	255,938
5.302%, 01/01/2028	25,000	25,337
5.260%, 07/01/2026	125,000	125,262
5.232%, 01/01/2027	25,000	25,135
Utah State Housing Corp., Ser B, RB
Callable 07/01/2032 @ 100
5.887%, 07/01/2033	310,000	320,541
5.867%, 01/01/2033	330,000	341,965
Utah State Housing Corp., Ser D, RB
5.194%, 07/01/2030	155,000	156,661
Utah State Housing Corp., Ser E, RB
Callable 06/25/2024 @ 100
2.200%, 07/01/2041	180,000	168,683
Utah State Housing Corp., Ser F, RB
5.009%, 07/01/2030	755,000	752,750
4.959%, 01/01/2030	830,000	827,353
4.919%, 07/01/2029	805,000	802,527
4.869%, 01/01/2029	775,000	772,389
4.819%, 07/01/2028	745,000	742,823
4.789%, 01/01/2028	250,000	249,226
		11,901,687

Virginia - 0.37%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	500,000	497,681
Virginia State Housing Development Authority, Ser A, RB
4.737%, 04/01/2029	380,000	377,838
3.250%, 08/25/2042	67,968	62,236
3.125%, 11/25/2039	437,258	417,698
3.100%, 06/25/2041	2,512,862	2,204,441
2.950%, 10/25/2049	998,545	864,678
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	133,073	125,522
Virginia State Housing Development Authority, Ser D, RB
Callable 06/25/2024 @ 100
3.568%, 10/01/2026	2,000,000	1,935,891
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	398,460

The accompanying notes are an integral part of the financial statements.

51

	Principal Amount	Value
1.319%, 06/01/2027	$500,000	$452,090
0.985%, 06/01/2026	1,230,000	1,136,417
0.835%, 06/01/2025	625,000	598,711
0.489%, 06/01/2024	1,320,000	1,320,000
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	481,259
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	655,797
1.437%, 11/01/2026	400,000	368,596
1.237%, 11/01/2025	350,000	331,932
0.897%, 11/01/2024	585,000	574,093
		12,803,340

Washington - 0.12%
King County Housing Authority, RB
Callable 07/22/2024 @ 100
6.375%, 12/31/2046	3,425,000	3,429,204
King County Housing Authority, Ser C, GO
1.690%, 12/01/2028	265,000	232,081
1.400%, 12/01/2026	310,000	284,217
		3,945,502

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	560,000	538,651

TOTAL MUNICIPAL BONDS (Cost $443,066,592)		422,082,958

U.S. TREASURY OBLIGATIONS - 7.77%
U.S. Treasury Notes
3.50%, 01/31/2030	29,000,000	27,535,274
3.50%, 04/30/2030	19,300,000	18,293,535
3.88%, 09/30/2029	12,000,000	11,636,719
3.88%, 11/30/2029	8,956,000	8,678,574
3.88%, 08/15/2033	23,674,000	22,560,582
4.00%, 02/28/2030	11,500,000	11,201,719
4.00%, 01/31/2031	7,935,000	7,705,629
4.00%, 02/15/2034	21,914,000	21,068,257
4.25%, 02/28/2031	22,622,000	22,295,925
4.38%, 11/30/2030	5,000,000	4,961,914
4.38%, 05/15/2034	51,013,000	50,558,665
4.50%, 11/15/2033	17,477,000	17,479,731
4.63%, 05/31/2031	17,193,000	17,324,634
4.88%, 10/31/2030	23,793,000	24,265,142

TOTAL U.S. TREASURY OBLIGATIONS (Cost $270,028,931)		265,566,300

ASSET-BACKED SECURITIES - 4.29%
Auto - 0.11%
Tricolor Auto Securitization Trust
6.36%, 12/15/2027 (c)	1,818,000	1,817,882
6.61%, 10/15/2027 (c)	2,022,860	2,028,231
		3,846,113

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
Other Asset-Backed Securities - 4.18%
Achieve Loan
6.81%, 11/25/2030 (c)	$793,162	$793,697

Dividend Solar Loans
3.67%, 08/22/2039 (c)	3,151,755	2,706,898

GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (c)	5,374,023	4,119,910
2.10%, 05/20/2048 (c)	6,778,974	5,281,530
2.70%, 01/20/2049 (c)	1,881,918	1,525,679
6.50%, 07/20/2055 (c)	2,527,101	2,545,879
		13,472,998
Helios Issuer
5.75%, 12/20/2050 (c)	12,838,996	12,904,468

Loanpal Solar Loan
2.22%, 03/20/2048 (c)	3,162,609	2,447,090
2.29%, 01/20/2048 (c)	6,833,995	5,425,835
2.47%, 12/20/2047 (c)	1,968,108	1,554,423
		9,427,348
Mill City Solar Loan
3.69%, 07/20/2043 (c)	1,620,755	1,429,729
4.34%, 03/20/2043 (c)	5,451,034	4,982,207
		6,411,936
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (c)	3,251,305	2,703,638
1.44%, 06/20/2052 (c)	5,762,182	4,601,106
1.51%, 12/20/2046 (c)	4,430,420	3,596,576
1.64%, 04/22/2047 (c)	7,752,536	6,204,629
2.10%, 04/20/2046 (c)	2,149,066	1,841,903
2.64%, 01/20/2053 (c)	4,002,197	3,376,406
3.82%, 06/22/2043 (c)	2,872,947	2,654,561
4.01%, 06/22/2043 (c)	1,943,085	1,797,861
4.20%, 02/22/2044 (c)	7,605,256	6,987,676
4.38%, 01/21/2053 (c)	1,390,623	1,297,897
4.45%, 06/20/2042 (c)	872,069	832,729
5.50%, 09/20/2049 (c)	1,461,520	1,434,925
6.10%, 06/20/2053 (c)	2,817,965	2,825,642
		40,155,549
Oportun Funding XIV
1.21%, 03/08/2028 (c)	4,468,404	4,331,160

Oportun Issuance Trust
1.47%, 05/08/2031 (c)	6,834,000	6,458,059
2.18%, 10/08/2031 (c)	10,000,000	9,467,048
6.33%, 04/08/2031 (c)	2,022,198	2,022,415
		17,947,522
Sunnova Helios II
1.62%, 07/20/2048 (c)	11,191,435	9,537,518

Sunnova Helios IV
2.98%, 06/20/2047 (c)	2,371,918	2,042,304

Sunnova Helios V
1.80%, 02/20/2048 (c)	2,177,104	1,681,040

Sunnova Helios XI Issuer
5.30%, 05/20/2050 (c)	7,143,478	6,957,386

The accompanying notes are an integral part of the financial statements.

53

	Principal Amount	Value

Sunnova Helios XII Issuer
5.30%, 08/22/2050 (c)	$8,869,352	$8,575,858
Sunnova Sol IV
2.79%, 02/22/2049 (c)	6,927,471	5,897,430
		142,843,112
TOTAL ASSET-BACKED SECURITIES (Cost $163,778,485)		146,689,225
BANK DEPOSIT PROGRAM - 1.26%
TriState Capital
5.53%, 11/01/2024	43,125,756	43,125,740
TOTAL BANK DEPOSIT PROGRAM (Cost $43,125,740)		43,125,740

NON-AGENCY CMBS - 0.42%
BX Commercial Mortgage Trust
6.31%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,550,000	14,431,953
TOTAL NON-AGENCY CMBS (Cost $14,512,967)		14,431,953
	Shares
SHORT-TERM INVESTMENT - 0.70%
Money Market Fund - 0.70%
First American Government Obligations Fund, Class X, 5.24%, (d)	23,817,075	23,817,075
TOTAL SHORT-TERM INVESTMENT (Cost $23,817,075)		23,817,075
Total Investments (Cost $3,731,580,755) - 99.77%		$3,410,956,331
Other Assets Exceeding Liabilities, Net - 0.23%		8,005,485
NET ASSETS - 100.00%		$3,418,961,816

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions, by using a formula based on the rates of underlying loans, or by adjusting periodically based on prevailing interest rates.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2024, these securities amounted to $200,386,103, which represents 5.86% of total net assets.

(d)	The rate shown is the 7-day effective yield as of May 31, 2024.

Cl — Class
CMBS — Commercial Mortgage-Backed Securities
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
PRIME — Prime Rate
RB — Revenue Bond

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
SOFRRATE — U.S. Secured Overnight Finance Rate
TA — Tax Allocation
TSFR1M — Term Secured Overnight Finance Rate 1-Month
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2024:
Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$2,062,340,178	$5,083,766		$2,067,423,944
Corporate Bonds	—	427,819,136	—		427,819,136
Municipal Bonds	—	422,082,958	—		422,082,958
U.S. Treasury Obligations	67,883,299	197,683,001	—		265,566,300
Asset-Backed Securities	—	146,689,225	—		146,689,225
Bank Deposit Program	43,125,740	—	—		43,125,740
Non-Agency CMBS	—	14,431,953	—		14,431,953
Short-Term Investment	23,817,075	—	—		23,817,075
Total Investments in Securities	$134,826,114	$3,271,046,451	$5,083,766	*	$3,410,956,331

*

Represents securities valued at fair value as determined by the Community Capital Management, LLC in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2023	$5,155,748
Accrued discounts/premiums	(2,585)
Realized gain/(loss)	(1,597)
Change in unrealized appreciation/(depreciation)	(14,831)
Purchases	—
Sales	(52,969)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2024	$5,083,766
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(14,831)

The accompanying notes are an integral part of the financial statements.

55

Statement of Assets and Liabilities as of May 31, 2024

Assets:
Investments, at fair value (identified cost — $3,731,580,755)	$3,410,956,331
Receivables:
Investment securities sold	49,889,719
Interest	16,383,155
Capital shares sold	13,256,460
Prepaid expenses	118,413
Total Assets	$3,490,604,078
Liabilities:
Payables:
Investment securities purchased	$63,248,413
Distributions to Shareholders	3,284,050
Capital shares redeemed	3,230,765
Investment advisory fees	838,456
Distribution fees	239,376
Shareholder servicing fees	190,148
Administration fees	138,332
Chief Compliance Officer fees	10,000
Trustees' fees	2,534
Other accrued expenses	460,188
Total Liabilities	$71,642,262
Net Assets:	$3,418,961,816
Net Assets consist of:
Paid-in capital	$3,924,700,662
Total accumulated losses	(505,738,846)
Net Assets	$3,418,961,816
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 123,705,688 shares outstanding)	$1,144,589,475
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 242,041,867 shares outstanding)	$2,236,344,459
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,116,815 shares outstanding)	$38,027,882
Net Asset Value, offering and redemption price per share — CRA Shares	$9.25
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.24
Net Asset Value, offering and redemption price per share — Retail Shares	$9.24

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

Statement of Operations for the fiscal year ended May 31, 2024

Investment Income:
Interest	$116,266,198
Dividends	1,702,018
Total investment income	117,968,216
Expenses:
Investment advisory fees	9,859,549
Distribution fees — CRA Shares	2,871,350
Distribution fees — Retail Shares	101,666
Special administrative services fees — CRA Shares	2,297,098
Accounting and administration fees	1,626,220
Trustees' fees (Form N-CSR Item 10)	483,102
Chief Compliance Officer fees	284,159
Shareholder servicing fees — Retail Shares	40,666
Custodian fees	373,095
Professional fees	279,674
Transfer agent fees	279,520
Insurance expense	249,928
Registration and filing expenses	130,191
Printing fees	67,085
Other	255,559
Total expenses	19,198,862
Net investment income	98,769,354
Realized loss on:
Investments	(40,383,002)
Net realized loss	(40,383,002)
Unrealized appreciation (depreciation):
Investments	(11,929,551)
Net change in unrealized appreciation (depreciation)	(11,929,551)
Net realized and unrealized loss on investments	(52,312,553)
Net increase in net assets resulting from operations:	$46,456,801

The accompanying notes are an integral part of the financial statements.

57

Statements of Changes in Net Assets May 31, 2024

	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023
Operations:
Net investment income	$98,769,354	$71,197,276
Net realized loss	(40,383,002)	(37,877,232)
Net change in unrealized appreciation (depreciation)	(11,929,551)	(104,579,015)
Net increase (decrease) in net assets resulting from operations	46,456,801	(71,258,971)
Distributions to Shareholders
CRA Shares	(31,436,413)	(25,318,073)
Institutional Shares	(67,373,443)	(47,526,660)
Retail Shares	(1,152,805)	(956,102)
Total distributions	(99,962,661)	(73,800,835)
Capital share transactions:
CRA Shares
Shares issued	19,008,563	48,699,628
Shares reinvested	8,092,262	6,969,979
Shares redeemed	(65,041,708)	(113,363,337)
Net decrease	(37,940,883)	(57,693,730)
Institutional Shares
Shares issued	746,821,066	698,117,520
Shares reinvested	54,656,633	37,698,573
Shares redeemed	(547,190,776)	(526,372,268)
Net increase	254,286,923	209,443,825
Retail Shares
Shares issued	11,262,825	10,219,876
Shares reinvested	1,077,301	914,728
Shares redeemed	(16,295,542)	(16,207,162)
Net decrease	(3,955,416)	(5,072,558)
Increase in net assets from capital share transactions	212,390,624	146,677,537
Increase in net assets	158,884,764	1,617,731
Net Assets:
Beginning of year	3,260,077,052	3,258,459,321
End of year	$3,418,961,816	$3,260,077,052

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023
Share Transactions:
CRA Shares
Shares issued	2,035,135	5,186,414
Shares reinvested	875,515	737,081
Shares redeemed	(6,989,170)	(11,938,642)
Decrease in shares	(4,078,520)	(6,015,147)
CRA Shares outstanding at beginning of year	127,784,208	133,799,355
CRA Shares at end of year	123,705,688	127,784,208
Institutional Shares
Shares issued	80,604,497	73,729,606
Shares reinvested	5,920,719	3,990,146
Shares redeemed	(59,295,630)	(55,681,045)
Increase in shares	27,229,586	22,038,707
Institutional Shares outstanding at beginning of year	214,812,281	192,773,574
Institutional Shares at end of year	242,041,867	214,812,281
Retail Shares
Shares issued	1,219,182	1,079,465
Shares reinvested	116,785	96,839
Shares redeemed	(1,764,963)	(1,715,522)
Decrease in shares	(428,996)	(539,218)
Retail Shares outstanding at beginning of year	4,545,811	5,085,029
Retail Shares at end of year	4,116,815	4,545,811

The accompanying notes are an integral part of the financial statements.

59

Financial Highlights - Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Net Asset Value, Beginning of Year	$9.40	$9.83	$10.70	$10.86	$10.54
Investment Operations: Net investment income(a)	0.25	0.19	0.09	0.13	0.21
Net realized and unrealized gain (loss) on investments	(0.15)	(0.43)	(0.84)	(0.12)	0.34
Total from investment operations	0.10	(0.24)	(0.75)	0.01	0.55
Distributions from:
Net investment income	(0.25)	(0.19)	(0.12)	(0.17)	(0.23)
Total distributions	(0.25)	(0.19)	(0.12)	(0.17)	(0.23)
Net Asset Value, End of Year	$9.25	$9.40	$9.83	$10.70	$10.86
Total return	1.15%	(2.41)%	(7.10)%	(0.01)%	5.31%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,144,589	$1,201,110	$1,315,646	$1,444,440	$1,394,477
Ratio of expenses to average net assets	0.87%	0.89%	0.88%	0.90%	0.91%
Ratio of net investment income to average net assets	2.72%	1.95%	0.85%	1.17%	1.92%
Portfolio turnover rate	32%	42%	55%	49%	30%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Net Asset Value, Beginning of Year	$9.39	$9.82	$10.69	$10.85	$10.53
Investment Operations: Net investment income(a)	0.29	0.23	0.14	0.17	0.25
Net realized and unrealized gain (loss) on investments	(0.14)	(0.42)	(0.85)	(0.11)	0.35
Total from investment operations	0.15	(0.19)	(0.71)	0.06	0.60
Distributions from:
Net investment income	(0.30)	(0.24)	(0.16)	(0.22)	(0.28)
Total distributions	(0.30)	(0.24)	(0.16)	(0.22)	(0.28)
Net Asset Value, End of Year	$9.24	$9.39	$9.82	$10.69	$10.85
Total return	1.61%	(1.97)%	(6.69)%	0.45%	5.79%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$2,236,344	$2,016,310	$1,892,894	$1,528,900	$1,036,183
Ratio of expenses to average net assets	0.42%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets	3.17%	2.41%	1.31%	1.60%	2.36%
Portfolio turnover rate	32%	42%	55%	49%	30%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

61

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Retail Shares
	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Net Asset Value, Beginning of Year	$9.38	$9.82	$10.68	$10.85	$10.52
Investment Operations: Net investment income(a)	0.26	0.19	0.10	0.14	0.22
Net realized and unrealized gain (loss) on investments	(0.14)	(0.43)	(0.83)	(0.13)	0.35
Total from investment operations	0.12	(0.24)	(0.73)	0.01	0.57
Distributions from:
Net investment income	(0.26)	(0.20)	(0.13)	(0.18)	(0.24)
Total distributions	(0.26)	(0.20)	(0.13)	(0.18)	(0.24)
Net Asset Value, End of Year	$9.24	$9.38	$9.82	$10.68	$10.85
Total return	1.36%	(2.42)%	(6.93)%	0.00%	5.52%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$38,028	$42,657	$49,919	$61,200	$53,411
Ratio of expenses to average net assets	0.77%	0.79%	0.78%	0.80%	0.81%
Ratio of net investment income to average net assets	2.81%	2.04%	0.95%	1.27%	2.02%
Portfolio turnover rate	32%	42%	55%	49%	30%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

62	The CCM Community Impact Bond Fund
Notes to Financial Statements May 31, 2024

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The CCM Community Impact Bond Fund (the “Fund”) is currently the only series of the Trust. The financial statements herein are those of the Fund. The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The assets of each series within the Trust, if any, are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them questionable; or (ix) a significant event occurs after the close of trading on

63

a market in which a portfolio security trades and before the Fund's valuation time.

The use of fair valuation involves the risk that the values used by the Advisor to price the Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the fair valuation procedures described below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At May 31, 2024, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $5,083,766.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market

64	The CCM Community Impact Bond Fund

participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2024. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2024	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$5,083,766	Matrix Pricing	Structure Average Life Years Spread to Benchmark

1 out of lockout with a maturity in 17 months. The remaining FHA Security has a remaining Lockout Term of 6 months with a 1% Prepayment Penalty until maturity.

1.35 - 10.94 (6.15) Years

N+240 - N+306 (N+273)

65

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to

66	The CCM Community Impact Bond Fund

review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

67

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2024 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,035,135	$19,008,563
Shares reinvested	875,515	8,092,262
Shares redeemed	(6,989,170)	(65,041,708)
Net Decrease	(4,078,520)	$(37,940,883)
Institutional Shares
Shares issued	80,604,497	$746,821,066
Shares reinvested	5,920,719	54,656,633
Shares redeemed	(59,295,630)	(547,190,776)
Net Increase	27,229,586	$254,286,923
Retail Shares
Shares issued	1,219,182	$11,262,825
Shares reinvested	116,785	1,077,301
Shares redeemed	(1,764,963)	(16,295,542)
Net Decrease	(428,996)	$(3,955,416)

68	The CCM Community Impact Bond Fund

Transactions in shares of the Fund for the fiscal year ended May 31, 2023 were as follows:

	Shares	Amount
CRA Shares
Shares issued	5,186,414	$48,699,628
Shares reinvested	737,081	6,969,979
Shares redeemed	(11,938,642)	(113,363,337)
Net Decrease	(6,015,147)	$(57,693,730)
Institutional Shares
Shares issued	73,729,606	$698,117,520
Shares reinvested	3,990,146	37,698,573
Shares redeemed	(55,681,045)	(526,372,268)
Net Increase	22,038,707	$209,443,825
Retail Shares
Shares issued	1,079,465	$10,219,876
Shares reinvested	96,839	914,728
Shares redeemed	(1,715,522)	(16,207,162)
Net Decrease	(539,218)	$(5,072,558)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2024, were as follows:

Purchases:
U.S. Government	$960,184,243
Other	279,213,303
Sales and Maturities:
U.S. Government	$823,479,811
Other	211,443,687

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average

69

daily net assets. For the fiscal year ended May 31, 2024, the Fund paid $9,859,549 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2024, the Advisor was entitled to receive fees of $2,297,098 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2024, the Fund incurred distribution expenses of $2,871,350 and $101,666 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2024. For the fiscal year ended May 31, 2024, the Fund incurred expenses under the Services Plan of $40,666.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2024 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement.

70	The CCM Community Impact Bond Fund

There were no fees waived by the Advisor during the fiscal year ended May 31, 2024. As of May 31, 2024, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings (accumulated losses), in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2024	Fiscal Year Ended May 31, 2023
Distributions declared from:
Ordinary income	$99,962,661	$73,800,835
Total Distributions	$99,962,661	$73,800,835

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2024, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$4,481,728
Capital loss carryforwards	(184,283,565)
Other temporary differences	(4,482,568)
Unrealized depreciation, net	(321,454,441)
Accumulated losses, net	$(505,738,846)

71

As of May 31, 2024, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$60,523,148	$123,760,417	$184,283,565

At May 31, 2024, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,732,410,772
Gross unrealized appreciation	3,615,421
Gross unrealized depreciation	(325,069,862)
Net depreciation on investments	$(321,454,441)

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Counterparty Risk: Counterparty risk is the risk that an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

72	The CCM Community Impact Bond Fund

CRA-Qualifying Investments Strategy Risk: The Advisor believes that certain of the Fund’s investments will be deemed qualified investments under the Community Reinvestment Act of 1977, as amended (the “CRA”), and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment

73

could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s share price. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest its assets in bonds that fall under the definition of one or more of its impact themes. The Advisor may select or exclude bonds of issuers in certain industries, sectors or regions for reasons other than the issuer's investment performance. Therefore, the Fund's impact investment strategy could cause it to perform differently compared to funds that do not have such a strategy. Successful application of the Fund’s impact investing strategy will depend on its portfolio managers’ ability to identify and analyze a bond’s use of proceeds, and there can be no assurance that that the strategy or techniques employed will be successful in achieving the expected impact. Further, investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase

74	The CCM Community Impact Bond Fund

transaction costs. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On October 24, 2023, the federal bank supervisory agencies issued a final rule amending the agencies’ CRA regulations. Most of the final rule’s requirements are applicable beginning January 1, 2026, and the remaining new requirements, including data reporting requirements, are applicable on January 1, 2027. The full impact of the final rule is uncertain, but CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes to CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for CRA-qualified securities may result in reduced yields or returns to the Fund.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are

75

backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

76	The CCM Community Impact Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCM Community Impact Bond Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of CCM Community Impact Bond Fund, the fund constituting Community Capital Trust (the “Fund”), including the schedule of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not 77 received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 23, 2024

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

77

May 31, 2024

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the website at http://funddocs.filepoint.com/ccmcib/.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income(1)	Qualifying Business Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	0.00%	0.00%	7.67%	98.58%	0.00%

(1)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(2)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of "Short-Term Capital Gain Dividends" and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

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78	The CCM Community Impact Bond Fund

Approval of Advisory Agreement (Form N-CSR Item 11) (Unaudited)

At a meeting held on May 2, 2024, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement including, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the services provided by the Advisor to the Fund including, but not limited to, a review of the complexity of services provided and whether the services are provided in a satisfactory and efficient manner; (ii) the Advisor’s investment philosophy and process; (iii) the experience and qualifications of the Advisor’s personnel involved in the management of the Fund; (iv) the current advisory fee arrangements for the Fund and the separate account fees; (v) the Advisor’s assets under management; (vi) an evaluation of the investment performance of the Fund relative to other comparable funds and relevant indices; (vii) an evaluation of the fee structure, any fee waivers, and the Fund’s expense ratio, and a comparison of them in relation to those of similar funds and other clients of the Advisor; (viii) the Advisor’s financial statements and profitability; (ix) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust; (x) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders; (xi) the Advisor’s policies and procedures that are in place to address, among other things, informational and cyber-related security; and (xii) the Advisor’s current plans for facilitating compliance with recently adopted Securities and Exchange Commission rules and related amendments.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 12, 2024 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the resources, capabilities and personnel necessary to manage the Fund; (ii) based on the services that the Advisor provides to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation paid to the Advisor was fair and equitable; (iii) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; (iv) the difference

79

in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements and (v) breakpoints were not relevant at this time given the Fund’s asset size.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Fort Lauderdale, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as, amended (the “Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR & 270.30a-2(a)), are filed herewith.

(b)	Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR & 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 7, 2024	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 7, 2024	Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: August 7, 2024	Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.